UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08738
                                                    ----------------------------

                         ATLANTIC WHITEHALL FUNDS TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        50 Rockefeller Plaza, 15th Floor
                               NEW YORK, NY 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Gabrielle Bailey
                    Atlantic Trust Private Wealth Management
                        50 Rockefeller Plaza, 15th Floor
                               NEW YORK, NY 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


       registrant's telephone number, including area code: (212) 655-7022
                                                          ---------------

                      Date of fiscal year end: NOVEMBER 30
                                              ------------

                   Date of reporting period: NOVEMBER 30, 2006
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

[GRAPHIC OMITTED]
WHITEHALL LOGO ART


Atlantic Whitehall Growth Fund
Atlantic Whitehall Mid-Cap Growth Fund
Atlantic Whitehall Multi-Cap Global Value Fund
Atlantic Whitehall International Fund
Atlantic Whitehall Equity Income Fund


















Atlantic Whitehall Funds Trust
Annual Report
November 30, 2006

This report is for the information of the shareholders of Atlantic Whitehall Funds Trust. Its use in connection with any offering of the Trust's shares is authorized only in the case of a concur rent or prior delivery of the Trust's current prospectus.

                         ATLANTIC WHITEHALL FUNDS TRUST

--------------------------------------------------------------------------------
Dear Shareholder:

I am pleased to submit this Annual Report for the Atlantic Whitehall Funds for the year ended November 30, 2006.

2006 was a very satisfying year for most investors, with good returns on both stocks and bonds. In spite of a sharp decline in residential construction, economic growth was solid in almost all other sectors; inflation readings declined from earlier peaks, especially for energy; monetary policy went to "hold" and remained there for the entire second half of the year; and corporate profits continued to run ahead of estimates. As a result of these good fundamentals, we had a series of new highs in stock prices -- record highs for the Dow Industrials and the Russell 2000 and multi-year highs for many of the other stock market indices in America and around the world. Here in the U.S., the current bull market advance, which has now been underway for more than four years, carried the Standard & Poor's 500 Stock Index (the "S&P 500") to its highest level in 6 years and now shows a gain of 83% from the bear market low reached in October 2002. In fact, as of year-end the S&P 500, which is reasonably representative of the market as a whole, had recorded a total return of 16% for 2006 or triple what was achieved in 2005. In general, stock prices have been in a consistently rising trend ever since mid-July. Especially interesting is that this leg of the bull market came about in spite of a significant slowing in U.S. economic growth which actually declined to about a 2
(1)/4% annual rate over the final 3 quarters of the year. It's important to note that essentially all of the slowing was caused by a recession in the housing market. Home sales, which enjoyed a long boom based on unusually low interest rates and a rapid rate of price appreciation, created a degree of excess demand that is now being unwound. However, we believe that business expenditures on new equipment as well as outlays for commercial and industrial construction are reasonably strong and are offsetting part of the slowing that is occurring in the residential construction sector. Our bottom line is still that the economic prognosis for next year is reasonably promising although corporate profits are likely to grow more moderately than the double-digit gains of recent years.

As indicated, earnings have been very strong, with a gain of 15% for the companies in the S&P 500 estimated for 2006, which would be the same increase as in 2005. We believe that the conditions that have produced four consecutive years of double-digit earnings growth are now behind and, at this early date, are forecasting that earnings will rise by around 8% in 2007. It is interesting to note that even though stock prices have increased substantially during the past several years, earnings have gone up even more. As a result, the 12 months forward earnings multiple has declined from about 18(1)/2x at the end of 2003 to 15x currently. We believe that it is noteworthy that this decline has occurred even though long-term interest rates and inflation are still toward the low end of their average levels for the past five decades. Moreover, federal income taxes on investment income ( i.e. dividends and realized long-term capital gains ) are at their lowest level in 65 years. As a result, assuming that the investment environment remains generally positive as we expect based on the scenario described above, there would seem to be a reasonable chance of some upward revision in multiples in the next year or two, which would provide even more favorable returns to equity investors.

The following pages of this report contain information that can help you monitor your investment. You will find details about your fund's performance return and investment holdings, as well as data and analysis that provide insight into the market conditions affecting the fund's performance.

If you have any questions concerning your investment, please contact the Atlantic Whitehall Funds Information Center at 1-800-994-2533. Also, you may access additional fund information through our Web site at WWW.ATLANTICWHITEHALLFUNDS.COM. Thank you for investing in Atlantic Whitehall Funds.

Sincerely,


/S/ JEFFREY THOMAS
Jeffrey Thomas
President
Atlantic Whitehall Funds

MANAGEMENT'S DISCUSSION AND ANALYSIS
ATLANTIC WHITEHALL FUNDS TRUST
--------------------------------------------------------------------------------
ATLANTIC WHITEHALL GROWTH FUND

The Atlantic Whitehall Growth Fund, Institutional, Class returned 3.94% for the one-year period ended November 30, 2006. The Distributor Class of the Fund returned 3.67% over the same timeframe. In comparison, the S&P 500 Index was up 14.22%, and the Russell 1000 Growth was up 8.3% for the same period.

The Fund underperformed early in the reporting period as value stocks outpaced growth stocks, and very large capitalization companies remained out of favor until mid-way through the reporting period. As such, the Fund, which favors large-capitalization growth companies, fell behind the broader indexes and although the Fund kept pace through the 2nd half, it was unable to gain significant ground on the broader indexes.

The top positive contributors to returns for the period ending 11/30/2006 were in the Information Technology, Energy and Financial Services Sectors. The largest contributing Sector was Information Technology. Within Information Technology, the strongest performing Industries included Computers & Peripherals (+22%), Communications Equipment (+20%) and IT Services, (+14.8%). Companies that provided the bulk of the return within each of the industries were Apple Computer, Inc., Hewlett Packard, Inc., Cisco Systems, Inc., and Cognizant Technologies, Inc. All returned over 30% for the trailing 12 month timeframe.

Our Energy holdings, which represent nearly 9% of the Fund, had a particularly good year leveraging the well publicized commodities pricing midway through 2006. Although commodities prices struggled to retain the high price levels, the returns in the Fund's Energy stocks held up well, finishing 2006 with an overall gain of 21%. This was the Fund's highest returning sector. The Fund's Oil & Gas Equipment & Services position, Schlumberger, Inc., provided the bulk of the return, as the 2.5% position returned 44% for the period and provided the fund with nearly 90 basis points of contribution to the total return.

Financial stocks were strong contributors for the period on the strength of the Fund's Investment & Commercial Banking positions. Investment Banking returns were fueled primarily by the Goldman Sachs Group, which returned 52% on the strength of its investment banking operations. Merrill Lynch also had a productive year, returning 23% for the trailing 12-month timeframe. The Fund's only Commercial Banking position, Wells Fargo, Inc., had a productive period for the Fund as the company's stock price rose 15% and contributed 25 basis points to the total return.

Positions that detracted most from overall performance came from the Fund's holdings in Health Care, which as a group, lost 7.6% for the trailing period. Biotechnology, Health Care Providers & Services as well as Health Care Equipment & Supplies all lost ground for the year, with Pharmaceuticals finishing the year nearly flat. As the Fund's only Biotechnology position, Amgen, Inc. lost 12% for the year. Health Care Services also struggled as the Fund's position in Caremark Rx, Inc. lost 7.6% for the year and UnitedHealth Group, Inc., lost significant ground before rebounding the second half of the year, as the stock lost nearly 18% on news of earnings slowdown and options backdating scandals.

In a year where the market was dominated by value driven stocks, and by stocks of smaller size, domestic stocks with larger market capitalizations rebounded nicely in the second half of the year to capture much of the market's record setting upside. Furthermore, with the Fund's reasonable valuations, strong growth characteristics and fundamentals compounded by average upward revisions, we believe that the growth stocks, and more specifically the Fund, are well positioned for solid returns in 2007.


                                DISTRIBUTOR CLASS
                                GROWTH OF $10,000

                                [GRAPHIC OMITTED]
                       EDGAR REPRESENTATION OF DATA POINTS

         Growth   S&P 500
Feb-95   10000    10000
Nov-95   12970    13153
Nov-96   16162    16816
Nov-97   20151    21609
Nov-98   23751    26726
Nov-99   34317    32309
Nov-00   34991    30942
Nov-01   31966    27164
Nov-02   25375    22679
Nov-03   29270    26099
Nov-04   29026    29453
Nov-05   31113    31939
Nov-06   32255    36480




THIS CHART COMPARES A $10,000 INVESTMENT MADE IN DISTRIBUTOR CLASS SHARES OF THE FUND ON ITS INCEPTION DATE TO A HYPOTHETICAL $10,000 INVESTMENT MADE IN THE INDEX FOR THAT FUND (S&P 500) ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. INDICES ARE UNMANAGED AND INVESTORS CANNOT INVEST IN THEM. FURTHER INFORMATION RELATING TO THE FUND'S PERFORMANCE, INCLUDING FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

            -------------------------------------------------
                   ATLANTIC WHITEHALL GROWTH FUND
                          DISTRIBUTOR CLASS
                     AVERAGE ANNUAL TOTAL RETURN
                      AS OF NOVEMBER 30, 2006*
            -------------------------------------------------
                 1 YEAR        5 YEAR            10 YEAR
            -------------------------------------------------
                  3.67%         0.18%              7.15%
            -------------------------------------------------

            -------------------------------------------------
                   ATLANTIC WHITEHALL GROWTH FUND
                         INSTITUTIONAL CLASS
                     AVERAGE ANNUAL TOTAL RETURN
                      AS OF NOVEMBER 30, 2006*
            -------------------------------------------------
                                          SINCE INCEPTION
               1 YEAR        5 YEAR          (08/20/03)
            -------------------------------------------------
                3.94%          N/A              5.17%
            -------------------------------------------------

            * WITHOUT CERTAIN FEE WAIVERS/REIMBURSEMENTS, RETURNS WOULD HAVE
              BEEN LOWER.


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL THE ATLANTIC WHITEHALL FUNDS INFORMATION LINE AT
800-994-2533. THE TABLES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

MANAGEMENT'S DISCUSSION AND ANALYSIS
ATLANTIC WHITEHALL FUNDS TRUST
--------------------------------------------------------------------------------
ATLANTIC WHITEHALL MID-CAP GROWTH FUND

The Atlantic Whitehall Mid Cap Growth Fund, Institutional Class, returned 8.13% for the one-year period ended November 30, 2006. In comparison, the Russell Mid Cap Growth Index (the "Russell Index") was up 12.91% for the same period.

The top positive contributors to returns for the period ending 11/30/2006 were in the Information Technology, Energy and Financial Services Sectors. Information Technology, made up of the Technology and Semiconductor sectors, was the strongest contributor to performance. Industries within these sectors that performed well were: IT Services (+21.6%), Semiconductors & Equipment (+20.3%), Internet Software and Services, (+50.8%) and Computers & Peripherals (+34.7%). Companies that provided the bulk of the return within each of the industries were Cognizant Technology Solutions, Corp., (+68%), MEMC Electronics Materials, Inc. (+78%), NVIDEA Corp. (+105%), Webex Communications, Inc. (51%) and Network Appliance, Inc. (35%). Together the stocks combined to contribute 72 basis points to total return.

The Fund's Energy positions, which represent nearly 9% of the Fund, had a particularly good year leveraging the high commodities prices through the halfway point 2006. Commodities prices retreated, however, the Fund's Energy stocks held up well and finished 2006 with an overall gain of 19.6%. The Fund's largest position, XTO Energy, Inc., provided the bulk of the returns as the overweight Oil & Gas Exploration & Production Industry returned 26% for the trailing period on the strength of the 30% trailing returns of XTO Energy, Inc. and contributed 1.8% to total return.

Financial stocks were strong contributors for the period on the strength of First Marblehead Corp., which returned 58.2% for the period and Options Express Holdings, Inc., which returned 19.2% as one of the Fund's newer names.

The sectors that detracted from overall performance were the Fund's allocations to Health Care and Food and Beverages. Weaker positions in Health Care Providers & Services as well as Health Care Equipment & Supplies lost ground for the year, with Pharmaceuticals & Biotechnology finishing the year on more positive notes. Positions in Express Scripts, Inc., Omnicare and Lincare Holdings, Inc. were all down over 12% for the trailing period. Similarly weak was Caremark Rx, Inc., which lost 7.6% for the same period.

In Food and Beverages, Whole Foods, Inc. retreated toward the end of 2006 and cost the Fund 70 basis points in total return on an average 2% weight for the period.

                                GROWTH OF $10,000

                                [GRAPHIC OMITTED]
                       EDGAR REPRESENTATION OF DATA POINTS

    Institutional
         Class   Russell
Mar-04   10000    10000
Nov-04   10650    10491
Nov-05   11690    12190
Nov-06   12640    13760



THIS CHART COMPARES A $10,000 INVESTMENT MADE IN THE FUND ON ITS INCEPTION DATE TO A HYPOTHETICAL $10,000 INVESTMENT MADE IN THE INDEX FOR THAT FUND (RUSSELL MID-CAP GROWTH INDEX) ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. INDICES ARE UNMANAGED AND INVESTORS CANNOT INVEST IN THEM. FURTHER INFORMATION RELATING TO THE FUND'S PERFORMANCE, INCLUDING FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

                  ---------------------------------------------
                     ATLANTIC WHITEHALL MID-CAP GROWTH FUND
                               INSTITUTIONAL CLASS
                                  TOTAL RETURN
                            AS OF NOVEMBER 30, 2006
                  ---------------------------------------------
                                                SINCE INCEPTION
                    1 YEAR          5 YEAR        (03/01/04)
                  ---------------------------------------------
                     8.13%           N/A             8.89%
                  ---------------------------------------------

                  * WITHOUT CERTAIN FEE WAIVERS/REIMBURSEMENTS, RETURNS WOULD
                    HAVE BEEN LOWER.


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL THE ATLANTIC WHITEHALL FUNDS INFORMATION LINE AT 800-994-2533. THE FUND INVESTS IN MID-SIZED COMPANIES WHICH MAY INVOLVE GREATER RISK AND MORE ABRUPT PRICE FLUCTUATIONS THAN INVESTMENTS MADE IN LARGER COMPANIES. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

MANAGEMENT'S DISCUSSION AND ANALYSIS
ATLANTIC WHITEHALL FUNDS TRUST
--------------------------------------------------------------------------------
ATLANTIC WHITEHALL MULTI-CAP GLOBAL VALUE FUND

Atlantic Whitehall Multi-Cap Global Value Fund, Institutional Class, returned 27.78% during the twelve month period ended November 30, 2006. The MSCI World Index returned 20.28% during the same period.

Among the major contributors to Fund performance was Oracle Corp., the world's largest enterprise software company. Oracle has been a holding in the Fund since its inception in March of 2004. Investors seemed to be arbitrarily selling anything related to technology since 2000. Our view was that Oracle had a unique position in databases and that the long-term demand for databases would continue to be robust. Since our original purchase of Oracle its database business has grown close to 10% annually and its share price has appreciated more than 40%.

Also contributing to the performance of the Fund was the impact of currency movements, which were positive and significant as the U.S. dollar weakened against most major currencies, particularly the euro and British Pound.

The Sherwin-Williams Co. was among the major detractors from Fund performance during the period. Sherwin-Williams was sold from the Fund because we could not assess with a reasonable degree of confidence the potential risks that the company would be exposed to after it was found guilty of creating a "public nuisance" in Rhode Island with its paint products. Sherwin-Williams' paint was among those of a handful of companies that were believed to be the cause of developmental problems in children exposed to lead paint.

There were a number of buy and sell activities in the Fund during the period. In general, these activities were primarily driven by our discipline of constantly upgrading the growth prospect of the overall portfolio, by replacing the less attractive business ideas with more attractive ones. Among new additions to the Fund were U.S.-based Kinetic Concepts, Inc., a leading global medical technology firm; HBOS PLC, U.K.'s largest mortgage and savings provider; and Switzerland-based Nestle S.A., the world's largest food and beverage company with a strong portfolio of brands. Most of the holdings that were sold had become more expensive and were replaced by more attractive investment ideas expected to provide higher long-term returns in the future. In the case of Engelhard Corp., Harrah's Entertainment Inc. and American Power Conversion Corp., they were sold due to takeovers.

Looking forward, do we think the U.S. will go into a recession? Will the U.S. Federal Reserve Board (the "Fed") cut rates or will it raise them again?
Will China's red hot rate of growth slow? What will happen to the price of nickel, oil, or uranium? Unfortunately, we don't know the answer to these questions. However, what we can predict with 100% accuracy is that the markets will continue to be volatile, and we will make every effort to capitalize on that volatility on your behalf. More specifically, our investment approach leads us to be aggressive buyers of businesses when the capital markets are fearful about a particular issue, as long as that particular issue does not impact our long-term themes on the individual businesses that make up your portfolio. We continue to be encouraged by the progress made by the companies in your Fund, and their long term outlooks.

In a market that continues to be increasingly focused on short term results and "consensus" investing, we continue to firmly believe that investors who can think in terms of longer time periods of time like 3 to 5 years, should stand to benefit. As always we continually strive to upgrade the quality of your portfolio with the long term in mind.


                                GROWTH OF $10,000

                                [GRAPHIC OMITTED]
                       EDGAR REPRESENTATION OF DATA POINTS

Mar-04   10000    10000
Nov-04   10400    10696
Nov-05   11327    11894
Nov-06   14473    14307



THIS CHART COMPARES A $10,000 INVESTMENT MADE IN THE FUND ON ITS INCEPTION DATE TO A HYPOTHETICAL $10,000 INVESTMENT MADE IN THE INDEX FOR THAT FUND (MSCI WORLD INDEX) ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. INDICES ARE UNMANAGED AND INVESTORS CANNOT INVEST IN THEM. FURTHER INFORMATION RELATING TO THE FUND'S PERFORMANCE, INCLUDING FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

                ------------------------------------------------
                 ATLANTIC WHITEHALL MULTI-CAP GLOBAL VALUE FUND
                               INSTITUTIONAL CLASS
                                  TOTAL RETURN
                            AS OF NOVEMBER 30, 2006*
                ------------------------------------------------
                                               SINCE INCEPTION
                    1 YEAR        5 YEAR        (03/01/04)
                ------------------------------------------------
                    27.78%          N/A            14.39%
                ------------------------------------------------

                * WITHOUT CERTAIN FEE WAIVERS/REIMBURSEMENTS, RETURNS WOULD HAVE
                  BEEN LOWER.


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL THE ATLANTIC WHITEHALL FUNDS INFORMATION LINE AT 800-994-2533. THE FUND IS SUBJECT TO RISKS OF INTERNATIONAL INVESTING. THE RISKS OF INTERNATIONAL INVESTING INCLUDE BUT ARE NOT LIMITED TO CURRENCY EXCHANGE RATE VOLATILITY, POLITICAL, SOCIAL OR ECONOMIC INSTABILITY, AND DIFFERENCES IN TAXATION, AUDITING AND OTHER FINANCIAL PRACTICES. THE FUND INVESTS IN EMERGING MARKET SECURITIES THAT PRESENT EVEN GREATER EXPOSURE TO THESE SAME RISKS. STOCK MARKETS IN EMERGING MARKET COUNTRIES ALSO TEND TO BE MUCH MORE VOLATILE DUE TO THEIR RELATIVE IMMATURITY AND PERIODS OF INSTABILITY. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

MANAGEMENT'S DISCUSSION AND ANALYSIS
ATLANTIC WHITEHALL FUNDS TRUST
--------------------------------------------------------------------------------
ATLANTIC WHITEHALL INTERNATIONAL FUND

For the fiscal year ended November 30, 2006, the Atlantic Whitehall International Fund, Institutional Class, had a total return of 27.06%. In comparison, the benchmark MSCI EAFE Index returned 28.20% for the same period. Foreign equities once again significantly outperformed the domestic U.S. market as the S&P 500 Index returned 14.22% in the twelve-month period.

European equities led foreign markets throughout the fiscal year as accelerating economic growth in the region was the primary basis for the benign market backdrop. Across Europe, a meaningful pickup in capital expenditure and industrial production was supported by low interest rates, healthy corporate cash flows, and improving business sentiment. The prevailing climate, bolstered by substantial availability of private equity capital, also led to one of the largest periods of merger & acquisition activity on record. The consumer was an additional impetus for the favorable macroeconomic conditions, with unemployment falling in continental Europe over the past year to the lowest level in over a decade. The Fund benefited from full portfolio exposure to the region in 2006, and enjoyed particular success with European investments in the financial and consumer segments of the market, particularly within the Netherlands.

After a very strong start, Japan lagged other key equity markets during the period. Early in 2006 the Bank of Japan (BOJ) ended its "quantitative easing" strategy, with a hike from its zero interest-rate policy and the withdrawal of about $170 billion of liquidity from Japan's money supply. Although the world's second largest economy has enjoyed a remarkable rebound over the past few years, these monetary policy initiatives led to some deceleration in Japanese GDP growth late in the year. Shinzo Abe, the newly elected prime minister, nonetheless retains significant potential to further promote needed structural reform in Japan. With a healthy financial system, the crippling deflation of the 1990s eradicated, and equities priced in line with other developed markets, there are increasingly attractive long-term investment opportunities in a variety of Japanese companies. The Fund benefited from favorable stock selection within Japan, as well as a below-market exposure.

During the year, security selection detracted from relative performance in Germany, Spain and Switzerland. From a sector perspective, holdings in the Health Care and Consumer Discretionary groups also detracted from performance, as did an underweight position in Utilities.

The outlook for 2007 is marked by solid footing in the global economy, albeit with some further slowdown in the United States possible early in the year. Given the persistence of inflationary pressures, however, market hopes for imminent rate cuts by the U.S. Fed may prove to be premature. Telling signs of market complacency, particularly following the sharp run-up in share prices during late 2006, are another troubling feature of the current climate for equities. Although it is unlikely that the torrid pace of recent market gains will be sustained, the longer-term potential for non-U.S. equities is well underpinned by reasonable valuations. With a potentially volatile year ahead, we are encouraged by the transition in market leadership in 2006. The improved relative performance of the stable, financially strong companies targeted in our stock selection methodology is likely to serve us well in a variety of market outcomes in 2007.


                                GROWTH OF $10,000

                                [GRAPHIC OMITTED]
                       EDGAR REPRESENTATION OF DATA POINTS

09-05-03 10000    10000
Nov-03   10550    11194
Nov-04   13069    13902
Nov-05   14371    15742
Nov-06   18260    20182



THIS CHART COMPARES A $10,000 INVESTMENT MADE IN THE FUND ON ITS INCEPTION DATE TO A HYPOTHETICAL $10,000 INVESTMENT MADE IN THE INDEX FOR THAT FUND (MSCI EAFE INDEX) ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. INDICES ARE UNMANAGED AND INVESTORS CANNOT INVEST IN THEM. FURTHER INFORMATION RELATING TO THE FUND'S PERFORMANCE, INCLUDING FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

                    -----------------------------------------
                      ATLANTIC WHITEHALL INTERNATIONAL FUND
                               INSTITUTIONAL CLASS
                                  TOTAL RETURN
                            AS OF NOVEMBER 30, 2006*
                    -----------------------------------------
                                              SINCE INCEPTION
                       1 YEAR      5 YEAR       (09/05/03)
                    -----------------------------------------
                        27.06%      N/A          20.43%
                    -----------------------------------------

                    * WITHOUT CERTAIN FEE WAIVERS/REIMBURSEMENTS, RETURNS WOULD
                      HAVE BEEN LOWER.


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL THE ATLANTIC WHITEHALL FUNDS INFORMATION LINE AT 800-994-2533. THE FUND IS SUBJECT TO RISKS OF INTERNATIONAL INVESTING. THE RISKS OF INTERNATIONAL INVESTING INCLUDE BUT ARE NOT LIMITED TO CURRENCY EXCHANGE RATE VOLATILITY, POLITICAL, SOCIAL OR ECONOMIC INSTABILITY, AND DIFFERENCES IN TAXATION, AUDITING AND OTHER FINANCIAL PRACTICES. THE FUND INVESTS IN EMERGING MARKET SECURITIES THAT PRESENT EVEN GREATER EXPOSURE TO THESE SAME RISKS. STOCK MARKETS IN EMERGING MARKET COUNTRIES ALSO TEND TO BE MUCH MORE VOLATILE DUE TO THEIR RELATIVE IMMATURITY AND PERIODS OF INSTABILITY. THE TABLE DOES NOT REFLECT THE DEDUCTIONS OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

MANAGEMENT'S DISCUSSION AND ANALYSIS
ATLANTIC WHITEHALL FUNDS TRUST
--------------------------------------------------------------------------------
ATLANTIC WHITEHALL EQUITY INCOME FUND

The Atlantic Whitehall Equity Income Fund, Institutional Class, returned 10.87% for the one-year period ended November 30, 2006. In comparison, the S&P 500 Index and the Russell 1000 Value Index returned 14.22% and 20.3% for the same period, respectively.

While actual returns for the Fund were quite strong for the period, the Fund lagged its benchmarks as large-cap value investing was the strongest area within the market. Only 5% of large-cap value managers were able to top the Russell 1000 Value Index in 2006.

The top positive contributors to returns for the one year period ended 11/30/2006 were in the Financial Services, Energy and Consumer Discretionary areas.

The largest contributing sector in the Fund during the period was Financials. Within Financial Services, the strongest performing Industries included Capital Markets (+25.9%), Real Estate Investment Trusts (+24.6%) and Diversified Financial Services (+12.5%). Nearly all of the contribution in Diversified Financial Services were made by Wells Fargo & Co. (+15.7%) and Bank of America Corp. (+22.4%). Real Estate Investment Trusts performed well, as positions in Retail REITs and Specialized REITs returned 26% and 25% on the strength of Developers Diversified Realty Corp. and Ventas, Inc., respectively.

The Fund's Energy positions had a particularly good year and finished 2006 with an overall gain of 17.7% and contributed 1.8% to the Fund's total return. The returns were predominantly generated by the Fund's positions in Exploration and Production, as holdings such as XTO Energy, Inc., Devon Energy Corp. and Chesapeake Energy Corp. finished the period up 30%, 23% and 18%, respectively.

Consumer stocks faired well for the period, as Apparel (+29%) and Specialty Retail (18%) positions proved beneficial for the Fund. After increasing the consumer weighting, stocks such as VF Corp. (+30%) and Nike, Inc. (+17.7%) contributed a combined 90 basis points to the overall total return. Specialty Retail chains such as Advanced Auto (+19%) and a new addition in Home Improvement, Retail giant Lowe's Cos., Inc. (+8.9%) added value over the period. Proctor & Gamble Co. also performed well for the trailing period, returning just over 12%.

In Basic Materials, Compass Minerals International, Inc., had a very good year returning nearly 44% and added 60 basis points to overall returns. Chemical stocks also performed very well, as Industrial Gas position in Praxair, Inc. returned 22% and Specialty Chemicals position in Nalco Holding Co. and Valspar Corp. returned 18% and 6% respectively.



                                GROWTH OF $10,000

                                [GRAPHIC OMITTED]
                       EDGAR REPRESENTATION OF DATA POINTS

12-1-05  10000    10000
Feb-06   10030    10296
May-06   9970     10260
nov-06   11087    11421



THIS CHART COMPARES A $10,000 INVESTMENT MADE IN THE FUND ON ITS INCEPTION DATE TO A HYPOTHETICAL $10,000 INVESTMENT MADE IN THE INDEX FOR THAT FUND (S&P 500) ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. INDICES ARE
UNMANAGED AND INVESTORS CANNOT INVEST IN THEM. FURTHER INFORMATION RELATING TO THE FUND'S PERFORMANCE, INCLUDING FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

                    -----------------------------------------
                      ATLANTIC WHITEHALL EQUITY INCOME FUND
                               INSTITUTIONAL CLASS
                                  TOTAL RETURN
                            AS OF NOVEMBER 30, 2006**
                    -----------------------------------------
                                              SINCE INCEPTION
                      1 YEAR       5 YEAR       (12/01/05)
                    -----------------------------------------
                       10.87%        N/A         10.87%
                    -----------------------------------------

                    * WITHOUT CERTAIN FEE WAIVERS/REIMBURSEMENTS, RETURNS WOULD
                      HAVE BEEN LOWER.


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL THE ATLANTIC WHITEHALL FUNDS INFORMATION LINE AT 800-994-2533. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

ATLANTIC WHITEHALL FUNDS TRUST
GROWTH FUND
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006
--------------------------------------------------------------------------------


    SHARES                                              VALUE
    ------                                              -----

COMMON STOCKS - 99.96%
              AEROSPACE/DEFENSE - 3.27%
     7,510    Boeing Co. (The).................     $   664,860
    15,405    United Technologies Corp.........         994,085
                                                    -----------
                                                      1,658,945
                                                    -----------
              BIOTECHNOLOGY - 2.72%
    19,430    Amgen, Inc.*.....................       1,379,530
                                                    -----------
              DIVERSIFIED MANUFACTURING - 4.30%
    61,885    General Electric Co..............       2,183,303
                                                    -----------
              ELECTRONICS - 2.11%
    12,345    Emerson Electric Co..............       1,070,312
                                                    -----------
              FINANCIAL SERVICES - 10.76%
    17,830    American Express Co..............       1,046,977
    16,685    Citigroup, Inc...................         827,409
     5,455    Goldman Sachs Group, Inc. (The)..       1,062,634
    11,495    Merrill Lynch & Co., Inc.........       1,005,008
    13,360    SLM Corp.........................         612,422
    25,580    Wells Fargo & Co.................         901,439
                                                    -----------
                                                      5,455,889
                                                    -----------
              FOOD AND BEVERAGE - 6.89%
    13,045    Hershey Co. (The)................         690,994
    30,320    PepsiCo, Inc.....................       1,878,930
    25,875    Sysco Corp.......................         927,619
                                                    -----------
                                                      3,497,543
                                                    -----------
              HEALTH CARE SERVICES & EQUIPMENT - 9.45%
    31,785    Caremark Rx, Inc.................       1,503,430
    19,135    Stryker Corp.....................         992,341
    31,895    UnitedHealth Group, Inc..........       1,565,407
     9,710    WellPoint, Inc.*.................         734,756
                                                    -----------
                                                      4,795,934
                                                    -----------
              HOTELS - 1.51%
    16,990    Mariott International, Inc.,
              Class A                                   767,099
                                                    -----------
              HOUSEHOLD PRODUCTS - 2.88%
    23,265    Procter & Gamble Co. (The).......       1,460,809
                                                    -----------
              INSURANCE - 3.77%
    17,820    AFLAC, Inc.......................         786,575
    16,010    American International Group, Inc.      1,125,823
                                                    -----------
                                                      1,912,398
                                                    -----------
              OIL & GAS - 7.30%
    16,255    Apache Corp......................       1,136,712
    21,020    BP PLC, SP ADR...................       1,431,042
    16,555    Schlumberger, Ltd................       1,133,686
                                                    -----------
                                                      3,701,440
                                                    -----------
              OIL & GAS EXPLORATION - 1.55%
    17,505    Weatherford International, Ltd.*.         785,530
                                                    -----------
              PHARMACEUTICALS - 4.08%
     6,225    Allergan, Inc....................         725,710
    23,015    Novartis AG, ADR.................       1,344,306
                                                    -----------
                                                      2,070,016
                                                    -----------
              RETAIL - 10.12%
    19,055    Best Buy Co., Inc................       1,047,453
    27,750    CVS Corp.........................         798,368
    26,745    Home Depot, Inc. (The)...........       1,015,508
    24,180    Target Corp......................       1,404,616


    SHARES                                              VALUE
    ------                                              -----

              RETAIL - (CONTINUED)
    21,390    Walgreen Co......................     $   866,081
                                                    -----------
                                                      5,132,026
                                                    -----------
              SEMICONDUCTORS - 3.01%
    26,077    Intel Corp.......................         556,744
    28,415    Microchip Technology, Inc........         969,236
                                                    -----------
                                                      1,525,980
                                                    -----------
              TECHNOLOGY - 17.37%
    19,875    Accenture Ltd., Class A..........         669,788
    11,155    Apple Computer, Inc.*............       1,022,690
    20,450    Autodesk, Inc.*..................         842,131
    14,565    Automatic Data Processing, Inc...         702,470
     8,830    Cognizant Technology Solutions Corp.*     720,175
    47,520    EMC Corp./Mass.*.................         622,987
     2,199    Google, Inc., Class A*...........       1,066,339
    25,990    Hewlett-Packard Co...............       1,025,565
    53,405    Microsoft Corp...................       1,566,369
    14,660    Network Appliance, Inc.*.........         574,819
                                                    -----------
                                                      8,813,333
                                                    -----------
              TELECOMMUNICATIONS - 5.56%
    75,090    Cisco Systems, Inc.*.............       2,018,419
    21,910    Qualcomm, Inc....................         801,687
                                                    -----------
                                                      2,820,106
                                                    -----------
              TRANSPORTATION - 1.46%
     9,520    United Parcel Service, Inc.,
              Class B                                   741,798
                                                    -----------
              UTILITIES - 1.85%
    13,690    Constellation Energy Group, Inc..         939,271
                                                    -----------
              TOTAL COMMON STOCKS..............      50,711,262
                                                    -----------
              (Cost $43,324,394)

INVESTMENT COMPANY - 0.13%
    66,760    SSgA Prime Money Market Fund.....          66,760
                                                    -----------
              TOTAL INVESTMENT COMPANY.........          66,760
                                                    -----------
              (Cost $66,760)

              TOTAL INVESTMENTS - 100.09% .....      50,778,022
                                                    -----------
              (Cost $43,391,154)

              LIABILITIES IN EXCESS OF
              OTHER ASSETS - (0.09)% ..........         (43,542)
                                                    -----------
              NET ASSETS - 100.00% ............     $50,734,480
                                                    ===========
---------------------
*      Non-income producing security
ADR    American Depositary Receipt
SP ADR Sponsored American Depositary Receipt

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       7

ATLANTIC WHITEHALL FUNDS TRUST
GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - NOVEMBER 30, 2006
--------------------------------------------------------------------------------

                    INDUSTRY CONCENTRATION TABLE: (UNAUDITED)
                             (% of Total Net Assets)
Other Common Stocks.........................       28.21%
Technology..................................       17.37%
Financial Services..........................       10.76%
Retail .....................................       10.12%
Health Care Services & Equipment............        9.45%
Oil & Gas...................................        7.30%
Food and Beverages..........................        6.89%
Telecommunications..........................        5.56%
Diversified Manufacturing...................        4.30%
Cash and Other Net Assets...................        0.04%
                                                  ------
Total  .....................................      100.00%
                                                  ======

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       8

ATLANTIC WHITEHALL FUNDS TRUST
MID-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006
--------------------------------------------------------------------------------


    SHARES                                              VALUE
    ------                                              -----

COMMON STOCKS - 96.44%
              BASIC MATERIALS - 1.07%
    32,250    Arch Coal, Inc...................     $ 1,157,775
                                                    -----------
              CHEMICALS - 1.72%
    59,385    Nalco Holding Co.*...............       1,183,543
    24,125    Valspar Corp. (The)..............         675,018
                                                    -----------
                                                      1,858,561
                                                    -----------
              COMMERCIAL SERVICES - 4.24%
    15,130    Corporate Executive Board Co. (The)     1,431,601
    34,130    Euronet Worldwide, Inc.*.........       1,130,044
    20,940    Resources Connection, Inc.*......         607,888
    19,425    Stericycle, Inc.*................       1,406,759
                                                    -----------
                                                      4,576,292
                                                    -----------
              ELECTRONICS - 3.41%
    25,905    Garmin Ltd.......................       1,318,305
    12,810    Harman International.............       1,330,190
    36,455    Jabil Circuit, Inc...............       1,033,864
                                                    -----------
                                                      3,682,359
                                                    -----------
              FINANCIAL SERVICES - 8.92%
    30,107    CapitalSource Inc., REIT.........         819,513
    34,245    CheckFree Corp.*.................       1,431,783
    14,905    First Marblehead Corp. (The).....       1,115,490
    17,840    Global Payments, Inc.............         817,072
    29,030    Nasdaq Stock Market, Inc.*.......       1,165,555
    39,715    optionsXpress Holdings, Inc......       1,144,983
    28,165    Paychex, Inc.....................       1,109,983
    17,245    SEI Investments Co...............       1,003,487
    23,635    T. Rowe Price Group, Inc.........       1,024,105
                                                    -----------
                                                      9,631,971
                                                    -----------
              FOOD AND BEVERAGE - 2.32%
     7,185    Brown-Forman Corp., Class B......         498,998
    19,050    Hansen Natural Corp.*............         535,876
    30,030    Whole Foods Market, Inc..........       1,465,464
                                                    -----------
                                                      2,500,338
                                                    -----------
              HEALTH CARE SERVICES & EQUIPMENT - 16.67%
    51,945    Caremark Rx, Inc.................       2,456,998
    14,170    Community Health Systems Inc.*...         495,950
    32,275    Cytyc Corp.*.....................         846,250
    33,735    Express Scripts, Inc.*...........       2,300,727
    15,675    Humana, Inc.*....................         848,018
    24,186    Kyphon, Inc*.....................         816,761
    24,225    Laboratory Corp. of America Holdings*   1,715,130
    29,155    Lincare Holdings, Inc.*..........       1,098,269
    30,940    Psychiatric Solutions, Inc.*.....       1,125,907
    16,590    Quest Diagnostic, Inc............         882,090
    40,250    ResMed, Inc.*....................       2,012,500
    45,390    St. Jude Medical, Inc.*..........       1,691,685
    26,425    Wellcare Group, Inc*.............       1,706,262
                                                    -----------
                                                     17,996,547
                                                    -----------
              HOTELS - 2.69%
    33,495    Hilton Hotels Corp...............       1,099,641
    39,900    Mariott International, Inc.,
              Class A .........................       1,801,485
                                                    -----------
                                                      2,901,126
                                                    -----------
              HOUSEHOLD PRODUCTS - 1.85%
    13,435    Fortune Brands, Inc..............       1,086,891
    11,750    Mohawk Industries, Inc.*.........         909,803
                                                    -----------
                                                      1,996,694
                                                    -----------


    SHARES                                              VALUE
    ------                                              -----

              INDUSTRIAL - 2.63%
    19,285    Danaher Corp.....................     $ 1,410,119
    13,870    Donaldson Co., Inc...............         485,589
    13,065    Grainger (W.W.), Inc.............         945,383
                                                    -----------
                                                      2,841,091
                                                    -----------
              LEISURE & ENTERTAINMENT - 1.38%
    18,935    Harrah's Entertainment, Inc......       1,490,184
                                                    -----------
              MULTIMEDIA - 2.42%
    18,315    Lamar Advertising Co., Class A*..       1,105,310
    41,885    WebEx Communications, Inc.*......       1,503,672
                                                    -----------
                                                      2,608,982
                                                    -----------
              OIL & GAS EXPLORATION - 8.30%
    51,245    Chesapeake Energy Corp...........       1,743,867
    25,775    Grant Prideco, Inc.*.............       1,129,461
    13,635    Questar Corp.....................       1,176,019
    42,340    Weatherford International, Ltd.*.       1,901,489
    59,476    XTO Energy, Inc..................       3,009,486
                                                    -----------
                                                      8,960,322
                                                    -----------
              PHARMACEUTICALS - 2.00%
     8,955    Cephalon, Inc.*..................         670,371
    24,640    Shire PLC, ADR...................       1,493,184
                                                    -----------
                                                      2,163,555
                                                    -----------
              RETAIL - 9.88%
    21,590    Advance Auto Parts, Inc..........         768,604
    10,890    AutoZone, Inc.*..................       1,237,213
    42,945    Bed Bath & Beyond, Inc.*.........       1,664,119
    23,660    Dick's Sporting Goods, Inc.*.....       1,269,122
    10,260    Liz Claiborne, Inc...............         438,615
    32,450    Nordstrom, Inc...................       1,590,699
    39,060    PETsMART, Inc....................       1,155,395
    41,970    Select Comfort Corp.*............         726,501
    66,125    TJX Companies, Inc. (The)........       1,813,148
                                                    -----------
                                                     10,663,416
                                                    -----------
              SEMICONDUCTORS - 10.79%
    61,680    Altera Corp.*....................       1,226,815
    19,135    ATMI, Inc.*......................         622,079
    22,995    KLA-Tencor Corp..................       1,188,152
    26,730    Linear Technology Corp...........         859,102
    41,755    Maxim Integrated Products, Inc...       1,314,447
    54,250    MEMC Electronic Materials, Inc.*.       2,159,150
    74,615    Microchip Technology, Inc........       2,545,118
    47,005    NVIDIA Corp.*....................       1,738,715
                                                    -----------
                                                     11,653,578
                                                    -----------
              TECHNOLOGY - 11.23%
    30,995    Alliance Data Sysems Corp.*......       2,005,686
    35,645    Cognizant Technology Solutions Corp.*   2,907,206
    45,090    Fiserv, Inc.*....................       2,304,550
    13,262    Hyperion Solutions Corp.*........         487,511
    37,253    Juniper Networks, Inc*...........         793,116
    18,115    Network Appliance, Inc.*.........         710,289
    75,350    Satyam Computer Services Ltd., ADR      1,759,423
    34,080    VeriFone Holdings, Inc.*.........       1,150,541
                                                    -----------
                                                     12,118,322
                                                    -----------
              TELECOMMUNICATIONS - 1.65%
    12,775    Leap Wireless International, Inc.*        724,981
    31,670    NeuStar, Inc., Class A*..........       1,053,028
                                                    -----------
                                                      1,778,009
                                                    -----------

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       9

ATLANTIC WHITEHALL FUNDS TRUST
MID-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - NOVEMBER 30, 2006
--------------------------------------------------------------------------------


    SHARES                                              VALUE
    ------                                              -----

              TRANSPORTATION - 3.27%
    31,580    C. H. Robinson Worldwide, Inc....     $  1,389,520
    60,763    Knight Transportation, Inc.......        1,070,644
    23,810    Landstar System, Inc.............        1,072,402
                                                    ------------
                                                       3,532,566
                                                    ------------
              TOTAL COMMON STOCKS..............      104,111,688
                                                    ------------
              (Cost $84,170,240)

INVESTMENT COMPANY - 0.98%
 1,060,805    SSgA Prime Money Market Fund.....        1,060,805
                                                    ------------
              TOTAL INVESTMENT COMPANY.........        1,060,805
                                                    ------------
              (Cost $1,060,805)

              TOTAL INVESTMENTS - 97.42% ......      105,172,493
                                                    ------------
              (Cost $85,231,045)

              OTHER ASSETS
              NET OF LIABILITIES - 2.58% ......        2,789,051
                                                    ------------
              NET ASSETS - 100.00% ............     $107,961,544
                                                    ============
-----------------------
*      Non-income producing security
ADR    American Depositary Receipt
REIT   Real Estate Investment Trust

                    INDUSTRY CONCENTRATION TABLE: (UNAUDITED)
                             (% of Total Net Assets)
Other Common Stocks.........................       23.00%
Health Care Services & Equipment............       16.67%
Technology..................................       11.23%
Semiconductors..............................       10.79%
Retail .....................................        9.88%
Financial Services..........................        8.92%
Oil & Gas Exploration.......................        8.30%
Commercial Services.........................        4.24%
Electronics.................................        3.41%
Cash and Other Net Assets...................        3.56%
                                                  ------
Total  .....................................      100.00%
                                                  ======

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       10

ATLANTIC WHITEHALL FUNDS TRUST
MULTI-CAP GLOBAL VALUE FUND
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006
--------------------------------------------------------------------------------

    SHARES                                              VALUE
    ------                                              -----

FOREIGN COMMON STOCKS - 65.00%
              AUSTRIA - 2.49%
    14,400    Wienerberger AG..................     $   767,018
                                                    -----------
              DENMARK - 1.05%
     1,500    Alk-Abello A/S*..................         322,718
                                                    -----------
              FINLAND - 2.34%
    34,800    Nokian Renkaat Oyj...............         720,343
                                                    -----------
              FRANCE - 3.92%
    16,600    Accor S.A........................       1,206,929
                                                    -----------
              GERMANY - 4.02%
    15,900    Adidas AG........................         783,113
     8,200    Bayerische Motoren Werke AG......         452,412
                                                    -----------
                                                      1,235,525
                                                    -----------
              IRELAND - 7.18%
    17,424    Anglo Irish Bank Corp. PLC.......         331,132
    38,700    Kerry Group PLC, Class A.........         935,352
    12,300    Ryanair Holdings PLC, SP ADR*....         942,057
                                                    -----------
                                                      2,208,541
                                                    -----------
              JAPAN - 2.32%
    13,500    Canon, Inc.......................         713,749
                                                    -----------
              MEXICO - 11.68%
    48,260    Cemex S.A. de C.V., SP ADR.......       1,570,380
   140,300    Grupo Modelo, S.A. de C.V., Series C      753,642
    48,200    Grupo Televisia S.A., SP ADR.....       1,266,696
                                                    -----------
                                                      3,590,718
                                                    -----------
              NETHERLANDS - 6.02%
    21,600    ING Groep NV.....................         920,823
    48,814    Vedior NV........................         931,558
                                                    -----------
                                                      1,852,381
                                                    -----------
              SWITZERLAND - 4.52%
     2,300    Nestle SA, Registered Shares.....         811,832
     6,900    Schindler Holding AG, Participation
              Certificates ....................         411,962
     2,800    Schindler Holding AG, Registered
              Shares ..........................         166,238
                                                    -----------
                                                      1,390,032
                                                    -----------
              UNITED KINGDOM - 19.46%
    45,619    HBOS PLC.........................         933,526
   128,700    Reed Elsevier PLC................       1,406,641
    65,100    Smiths Group PLC.................       1,162,615
   118,548    Tesco PLC........................         911,756
   118,300    WPP Group PLC....................       1,569,706
                                                    -----------
                                                      5,984,244
                                                    -----------
              TOTAL FOREIGN COMMON STOCKS......      19,992,198
                                                    -----------
              (Cost $15,850,980)

    SHARES                                              VALUE
    ------                                              -----

U.S. COMMON STOCKS - 29.60%
              AUTOMOBILE - 1.97%
    10,500    BorgWarner, Inc..................     $   606,900
                                                    -----------
              CHEMICALS - 2.08%
     8,400    Sigma-Aldrich Corp...............         639,324
                                                    -----------
              FINANCIAL SERVICES - 5.40%
       700    CheckFree Corp.*.................          29,267
    11,800    State Street Corp................         733,134
    22,300    Willis Group Holdings Ltd........         897,798
                                                    -----------
                                                      1,660,199
                                                    -----------
              HEALTH CARE SERVICES & EQUIPMENT - 8.73%
     3,500    Edwards Lifesciences Corp.*......         160,440
    16,100    IMS Health, Inc..................         442,267
    26,500    Kinetic Concepts, Inc.*..........         961,950
    14,800    WellPoint, Inc.*.................       1,119,916
                                                    -----------
                                                      2,684,573
                                                    -----------
              MULTIMEDIA - 2.39%
    20,900    Clear Channel Communications, Inc.        734,844
                                                    -----------
              RETAIL - 2.18%
    21,600    Ross Stores, Inc.................         669,384
                                                    -----------
              SEMICONDUCTORS - 2.31%
    35,800    Altera Corp.*....................         712,062
                                                    -----------
              TECHNOLOGY - 4.54%
     4,700    American Power Conversion Corp...         142,645
    20,800    Molex, Inc., Class A.............         585,104
    35,200    Oracle Corp.*....................         669,856
                                                    -----------
                                                      1,397,605
                                                    -----------
              TOTAL U.S. COMMON STOCKS.........       9,104,891
                                                    -----------
              (Cost $7,946,897)

INVESTMENT COMPANIES - 5.11%
    38,772    SSgA Money Market Fund...........          38,772
 1,532,148    SSgA Prime Money Market Fund.....       1,532,148
                                                    -----------
              TOTAL INVESTMENT COMPANIES.......       1,570,920
                                                    -----------
              (Cost $1,570,920)

              TOTAL INVESTMENTS - 99.71% ......      30,668,009
                                                    -----------
              (Cost $25,368,797)

              OTHER ASSETS
              NET OF LIABILITIES - 0.29% ......          90,542
                                                    -----------
              NET ASSETS - 100.00% ............     $30,758,551
                                                    ===========
-------------------------
*        Non-income producing security
ADR      American Depositary Receipt
SP ADR   Sponsored American Depositary Receipt

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       11

ATLANTIC WHITEHALL FUNDS TRUST
MULTI-CAP GLOBAL VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - NOVEMBER 30, 2006
--------------------------------------------------------------------------------

                              FOREIGN COMMON STOCK
                    INDUSTRY CONCENTRATION TABLE: (UNAUDITED)
                             (% of Total Net Assets)
Food and Beverage...........................       12.77%
Building Products...........................        7.60%
Financial Services..........................        7.11%
Advertising.................................        5.10%
Publishing..................................        4.57%
Lodging.....................................        3.92%
Automotive..................................        3.81%
Capital Goods...............................        3.78%
Airlines....................................        3.06%
Commercial Services.........................        3.03%
Apparel.....................................        2.55%
Multimedia..................................        2.45%
Technology..................................        2.32%
Machinery...................................        1.88%
Health Care.................................        1.05%
                                                  ------
Total  .....................................       65.00%
                                                  ======

                    INDUSTRY CONCENTRATION TABLE: (UNAUDITED)
                             (% of Total Net Assets)
Other Common Stocks.........................       36.68%
Food and Beverage...........................       11.10%
Health Care Services & Equipment............        8.73%
Media  .....................................        8.69%
Building Products...........................        7.60%
Technology..................................        6.87%
Insurance...................................        5.91%
Advertising.................................        5.10%
Lodging.....................................        3.92%
Cash and Other Net Assets...................        5.40%
                                                  ------
Total  .....................................      100.00%
                                                  ======

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       12

ATLANTIC WHITEHALL FUNDS TRUST
INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006
--------------------------------------------------------------------------------

    SHARES                                              VALUE
    ------                                              -----

FOREIGN COMMON STOCKS - 100.32%
              AUSTRALIA - 1.50%
    95,000    National Australia Bank, Ltd.....     $  2,936,543
                                                    ------------
              BELGIUM - 0.62%
    28,400    Belgacom.........................        1,216,353
                                                    ------------
              CANADA - 1.79%
    84,347    BCE, Inc.........................        2,071,655
    27,700    EnCana Corp......................        1,439,755
                                                    ------------
                                                       3,511,410
                                                    ------------
              CHINA - 3.15%
   153,000    Cheung Kong (Holdings), Ltd......        1,807,578
   615,000    China Life Insurance Co., Ltd....        1,499,007
   306,400    Hutchinson Whampoa, Ltd..........        2,879,362
                                                    ------------
                                                       6,185,947
                                                    ------------
              DENMARK - 1.49%
    66,800    Danske Bank A/S..................        2,919,440
                                                    ------------
              FINLAND - 5.33%
   223,000    Nokia Oyj........................        4,486,048
   155,300    Stora Enso Oyj, Class R..........        2,420,746
   142,700    UPM-Kymmene Oyj..................        3,552,901
                                                    ------------
                                                      10,459,695
                                                    ------------
              FRANCE - 7.35%
    37,989    Compagnie Generale des
              Etablissements Michelin, Class B         3,300,373
    64,825    Credit Agricole S.A..............        2,744,647
    11,575    Societe Generale.................        1,939,156
   151,000    Thomson..........................        2,799,666
    50,950    Total SA, SP ADR.................        3,640,887
                                                    ------------
                                                      14,424,729
                                                    ------------
              GERMANY - 2.92%
    33,800    BASF AG..........................        3,119,077
    47,500    Bayerische Motoren Werke AG......        2,620,681
                                                    ------------
                                                       5,739,758
                                                    ------------
              ITALY - 1.99%
    59,350    Eni SpA, SP ADR..................        3,912,352
                                                    ------------
              JAPAN - 20.04%
    88,600    Canon, Inc.......................        4,684,307
       423    East Japan Railway Co............        2,967,267
   118,500    Fuji Photo Film Co., Ltd.........        4,719,321
    63,000    Kao Corp.........................        1,698,069
       458    NIPPON TELEGRAPH & TELEPHONE
              CORP. ...........................        2,318,587
   104,000    NOK CORP.........................        1,927,174
   154,900    Nomura Holdings, Inc.............        2,716,487
    88,300    Seven & I Holdings Co., Ltd......        2,814,799
    44,800    Shin-Etsu Chemical Co., Ltd......        2,960,736
    19,000    SMC Corp.........................        2,608,181
   102,000    Sony Corp........................        4,035,765
    60,600    Takeda Pharmaceutical Co., Ltd...        3,957,808
    31,500    Toyota Motor Corp................        1,910,328
                                                    ------------
                                                      39,318,829
                                                    ------------
              MEXICO - 2.29%
    18,900    Fomento Economico Mexicano SA de
              CV, SP ADR ......................        1,989,225
    95,850    Telefonos de Mexico SA de CV, SP
              ADR .............................        2,501,685
                                                    ------------
                                                       4,490,910
                                                    ------------

    SHARES                                              VALUE
    ------                                              -----

              NETHERLANDS - 11.30%
   253,700    Aegon NV.........................     $  4,599,654
    75,500    Heineken NV......................        3,679,561
    63,200    ING Groep NV.....................        2,694,259
    49,250    Koninklijke (Royal) Philips
              Electronics NV ..................        1,838,010
    30,220    Royal Dutch Shell PLC, ADR.......        2,172,214
   111,200    TNT NV...........................        4,678,679
    95,246    Unilever NV......................        2,513,943
                                                    ------------
                                                      22,176,320
                                                    ------------
              NORWAY - 0.64%
    45,200    Statoil ASA......................        1,254,781
                                                    ------------
              SOUTH KOREA - 3.35%
    28,600    Kookmin Bank.....................        2,228,052
    63,950    Korea Electric Power Corp., SP ADR       1,374,286
   117,225    KT Corp., SP ADR.................        2,977,515
                                                    ------------
                                                       6,579,853
                                                    ------------
              SPAIN - 0.86%
    46,800    Repsol YPF SA, SP ADR............        1,687,140
                                                    ------------
              SWEDEN - 1.36%
   189,800    Nordea AB........................        2,676,986
                                                    ------------
              SWITZERLAND - 9.00%
    52,900    Credit Suisse Group..............        3,498,269
    15,000    Nestle SA, Registered Shares.....        5,294,559
    85,300    Novartis AG, Registered..........        4,971,800
    15,000    Zurich Financial Services AG.....        3,898,949
                                                    ------------
                                                      17,663,577
                                                    ------------
              TAIWAN - 0.64%
   116,671    Taiwan Semiconductor
              Manufacturing Co., Ltd., SP ADR .        1,254,213
                                                    ------------
              UNITED KINGDOM - 24.70%
    51,200    Anglo American PLC...............        2,377,276
   482,900    BAE Systems PLC..................        3,673,652
   269,800    BP PLC...........................        3,044,274
   204,200    Cadbury Schweppes PLC............        2,101,369
   173,400    Diageo PLC.......................        3,328,520
    91,600    GlaxoSmithKline PLC, ADR.........        4,866,708
   233,900    HSBC Holdings PLC................        4,312,835
   622,300    Kingfisher PLC...................        2,972,596
   377,500    Lloyds TSB Group PLC.............        4,010,906
   245,300    Reed Elsevier PLC................        2,681,033
   181,500    Royal Bank of Scotland Group PLC.        6,571,978
 1,744,937    Vodafone Group PLC...............        4,613,514
   768,700    William Morrison Supermarkets PLC        3,921,246
                                                    ------------
                                                      48,475,907
                                                    ------------
              TOTAL FOREIGN COMMON STOCKS......      196,884,743
                                                    ------------
              (Cost $139,409,061)

              TOTAL INVESTMENTS - 100.32% .....      196,884,743
                                                    ------------
              (Cost $139,409,061)

              LIABILITIES IN EXCESS OF
              OTHER ASSETS - (0.32)% ..........         (635,154)
                                                    ------------
              NET ASSETS - 100.00% ............     $196,249,589
                                                    ============
------------------------
ADR      American Depositary Receipt
SP ADR   Sponsored American Depositary Receipt

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       13

ATLANTIC WHITEHALL FUNDS TRUST
INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - NOVEMBER 30, 2006
--------------------------------------------------------------------------------

                    INDUSTRY CONCENTRATION TABLE: (UNAUDITED)
                             (% of Total Net Assets)
Banking.....................................       15.46%
Food and Beverage...........................       11.63%
Telecommunications..........................       10.28%
Oil & Gas...................................        8.74%
Pharmaceuticals.............................        7.03%
Insurance...................................        6.47%
Automotive..................................        4.97%
Financial Services..........................        4.63%
Transportation..............................        3.90%
Home Furnishings............................        3.48%
Chemicals...................................        3.10%
Paper & Related Products....................        3.04%
Retail .....................................        2.95%
Diversified Manufacturing...................        2.40%
Technology..................................        2.39%
Aerospace/Defense...........................        1.87%
Media  .....................................        1.37%
Machinery...................................        1.33%
Diversified Mining..........................        1.21%
Electronics.................................        0.94%
Real Estate.................................        0.92%
Cosmetics/Personal Care.....................        0.87%
Utilities...................................        0.70%
Semiconductors..............................        0.64%
Other Assets and Liabilities (net)..........       (0.32)%
                                                  ------
Total  .....................................      100.00%
                                                  ======

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006
--------------------------------------------------------------------------------

    SHARES                                              VALUE
    ------                                              -----

COMMON STOCKS - 99.61%
              AEROSPACE/DEFENSE - 5.05%
    14,550    General Dynamics Corp............     $ 1,088,922
    21,600    United Technologies Corp.........       1,393,848
                                                    -----------
                                                      2,482,770
                                                    -----------
              BASIC MATERIALS - 1.53%
    22,740    Compass Minerals International, Inc.      752,694
                                                    -----------
              CHEMICALS - 5.82%
    53,850    Nalco Holding Co.*...............       1,073,231
    16,325    Praxair, Inc.....................       1,018,680
    27,485    Valspar Corp. (The)..............         769,030
                                                    -----------
                                                      2,860,941
                                                    -----------
              DIVERSIFIED MANUFACTURING - 7.42%
    52,295    General Electric Co..............       1,844,968
     9,065    Textron, Inc.....................         883,384
    11,776    VF Corp..........................         923,121
                                                    -----------
                                                      3,651,473
                                                    -----------
              ELECTRONICS - 1.64%
    28,380    Jabil Circuit, Inc...............         804,857
                                                    -----------
              FINANCIAL SERVICES - 21.64%
    39,758    Bank of America Corp.............       2,140,968
    14,165    Bank of New York Co., Inc........         503,424
    11,270    Capital One Financial Corp.......         877,708
    23,010    CapitalSource Inc., REIT.........         626,332
    33,120    Citigroup, Inc...................       1,642,421
     9,810    Developers Diversified Realty
               Corp., REIT                              635,492
    12,440    Merrill Lynch & Co., Inc.........       1,087,629
    22,190    SLM Corp.........................       1,017,190
    14,495    Ventas, Inc., REIT...............         564,580
    11,320    Wachovia Corp....................         613,431
    26,680    Wells Fargo & Co.................         940,203
                                                    -----------
                                                     10,649,378
                                                    -----------
              HEALTH CARE SERVICES & EQUIPMENT - 5.79%
    29,915    Aetna, Inc.......................       1,235,789
    16,089    Express Scripts, Inc.*...........       1,097,270
     7,315    Laboratory Corp. of America Holdings*     517,902
                                                    -----------
                                                      2,850,961
                                                    -----------
              HOUSEHOLD PRODUCTS - 5.08%
    13,170    Fortune Brands, Inc..............       1,065,453
    22,800    Procter & Gamble Co. (The).......       1,431,612
                                                    -----------
                                                      2,497,065
                                                    -----------
              INDUSTRIAL - 0.88%
    17,545    Reddy Ice Holdings, Inc..........         434,590
                                                    -----------
              INSURANCE - 1.87%
    11,270    Prudential Financial, Inc........         918,280
                                                    -----------
              LEISURE & ENTERTAINMENT - 2.01%
    12,595    Harrah's Entertainment, Inc......         991,226
                                                    -----------
              MULTIMEDIA - 2.69%
    21,910    Lamar Advertising Co., Class A*..       1,322,268
                                                    -----------
              OIL & GAS - 5.70%
    22,950    BP PLC, SP ADR...................       1,562,436
    12,835    Equitable Resources, Inc.........         556,782
     6,515    Kinder Morgan, Inc...............         683,749
                                                    -----------
                                                      2,802,967
                                                    -----------

    SHARES                                              VALUE
    ------                                              -----
              OIL & GAS EXPLORATION - 4.75%
    23,225    Chesapeake Energy Corp...........     $   790,347
     7,615    Devon Energy Corp................         558,712
    19,535    XTO Energy, Inc..................         988,471
                                                    -----------
                                                      2,337,530
                                                    -----------
              PHARMACEUTICALS - 1.55%
    16,390    Abbott Laboratories..............         764,757
                                                    -----------
              RETAIL - 5.64%
    25,595    Advance Auto Parts, Inc..........         911,182
    24,965    Lowe's Cos., Inc.................         752,944
    11,235    Nike, Inc........................       1,111,703
                                                    -----------
                                                      2,775,829
                                                    -----------
              TECHNOLOGY - 12.27%
    15,340    Accenture Ltd., Class A..........         516,958
    15,923    Fiserv, Inc.*....................         813,825
    43,880    Hewlett-Packard Co...............       1,731,505
     5,019    International Business Machines Corp.     461,346
    31,770    Microsoft Corp...................         931,814
    83,225    Oracle Corp.*....................       1,583,772
                                                    -----------
                                                      6,039,220
                                                    -----------
              TELECOMMUNICATIONS - 4.43%
    42,770    AT&T Inc.........................       1,450,331
    20,845    Verizon Communications, Inc......         728,324
                                                    -----------
                                                      2,178,655
                                                    -----------
              UTILITIES - 3.85%
    11,875    Constellation Energy Group, Inc..         814,744
    17,800    Exelon Corp......................       1,080,994
                                                    -----------
                                                      1,895,738
                                                    -----------
              TOTAL COMMON STOCKS..............      49,011,199
                                                    -----------
              (Cost $44,811,570)

INVESTMENT COMPANY - 4.51%
 2,218,769    SSgA Prime Money Market Fund.....       2,218,769
                                                    -----------
              TOTAL INVESTMENT COMPANY.........       2,218,769
                                                    -----------
              (Cost $2,218,769)

              TOTAL INVESTMENTS - 104.12% .....      51,229,968
                                                    -----------
              (Cost $47,030,339)

              LIABILITIES IN EXCESS OF
              OTHER ASSETS - (4.12)% ..........      (2,029,380)
                                                    -----------
              NET ASSETS - 100.00% ............     $49,200,588
                                                    ===========
-----------------------
*        Non-income producing security
REIT     Real Estate Investment Trust
SP ADR   Sponsored American Depositary Receipt


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - NOVEMBER 30, 2006
--------------------------------------------------------------------------------

                    INDUSTRY CONCENTRATION TABLE: (UNAUDITED)
                             (% of Total Net Assets)

Other Common Stocks.........................       30.25%
Financial Services..........................       21.64%
Technology..................................       12.27%
Diversified Manufacturing...................        7.42%
Chemicals...................................        5.82%
Health Care Services & Equipment............        5.79%
Oil & Gas Exploration.......................        5.70%
Retail .....................................        5.64%
Household Products..........................        5.08%
Cash and Other Net Assets...................        0.39%
                                                  ------
Total  .....................................      100.00%
                                                  ======


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       THIS PAGE LEFT INTENTIONALLY BLANK

ATLANTIC WHITEHALL FUNDS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
NOVEMBER 30, 2006
--------------------------------------------------------------------------------

                                                                                                  MID-CAP           MULTI-CAP
                                                                                GROWTH            GROWTH          GLOBAL VALUE
                                                                                 FUND              FUND               FUND
                                                                           ---------------    --------------      ---------------
ASSETS:
 Investments:
   Investments at cost.................................................    $    43,391,154    $   85,231,045      $    25,368,797
   Net unrealized appreciation.........................................          7,386,868        19,941,448            5,299,212
                                                                           ---------------    --------------      ---------------
   Total investments at value..........................................         50,778,022       105,172,493           30,668,009
                                                                           ---------------    --------------      ---------------
Foreign currency, at value, (Cost $24,618).............................                 --                --               24,618
 Receivables:
   Investments sold....................................................          1,773,770         3,896,187              281,331
   Fund shares sold....................................................             97,830            94,316               22,000
   Dividends and interest..............................................             70,281            55,525               18,939
   Dividend reclaims...................................................                 --                --                1,669
Other assets...........................................................              3,619             6,915                6,683
                                                                           ---------------    --------------      ---------------
   Total Assets........................................................         52,723,522       109,225,436           31,023,249
                                                                           ---------------    --------------      ---------------
LIABILITIES:
 Payables:
   Custodian...........................................................                 --                --                   --
   Investments purchased...............................................          1,672,860                --              139,000
   Fund shares repurchased.............................................            240,397         1,067,309               66,512
   Advisory fees (Note 3)..............................................              9,084            74,705                8,201
   Administration fees (Note 4)........................................              5,191            10,780                4,782
   Transfer Agent fees (Note 4)........................................              3,675             2,853                1,409
   Trustees fees (Note 5)..............................................              3,232             6,666                1,006
   Distribution fees (Note 4)..........................................              5,793                --                   --
Accrued expenses and other payables....................................             48,810           101,579               43,788
                                                                           ---------------    --------------      ---------------
   Total Liabilities...................................................          1,989,042         1,263,892              264,698
                                                                           ---------------    --------------      ---------------
NET ASSETS.............................................................    $    50,734,480    $  107,961,544      $    30,758,551
                                                                           ===============    ==============      ===============
NET ASSETS CONSIST OF:
Par value..............................................................    $         4,125    $        8,541      $         2,389
Paid-in capital in excess of par value.................................         42,473,234        88,393,266           25,359,000
Accumulated undistributed (distribution in excess of) net investment income             --                --               (1,095)
Accumulated net realized gain (loss) on investments sold and foreign
  currency transactions                                                            870,253          (381,711)              99,080
Net unrealized appreciation on investments and translation of assets and
  liabilities denominated in foreign currency                                    7,386,868        19,941,448            5,299,177
                                                                           ---------------    --------------      ---------------
TOTAL NET ASSETS.......................................................    $    50,734,480    $  107,961,544      $    30,758,551
                                                                           ===============    ==============      ===============
DISTRIBUTOR CLASS:
   Net Assets..........................................................    $    28,182,214    $           --      $            --
   Shares of beneficial interest outstanding (unlimited authorization).          2,302,101                --                   --
                                                                           ===============    ==============      ===============
   Net asset value, offering and redemption price per share
     (Net Assets/Shares Outstanding)                                       $         12.24    $           --      $            --
                                                                           ===============    ==============      ===============
INSTITUTIONAL CLASS:
   Net Assets..........................................................    $    22,552,266    $  107,961,544      $    30,758,551
   Shares of beneficial interest outstanding (unlimited authorization).          1,822,679         8,541,457            2,388,572
                                                                           ===============    ==============      ===============
   Net asset value, offering and redemption price per share
     (Net Assets/Shares Outstanding) ..................................    $         12.37    $        12.64      $         12.88
                                                                           ===============    ==============      ===============


                                                                                                     EQUITY
                                                                              INTERNATIONAL          INCOME
                                                                                  FUND                FUND
                                                                             ---------------    ---------------
ASSETS:
 Investments:
   Investments at cost.................................................      $   139,409,061    $    47,030,339
   Net unrealized appreciation.........................................           57,475,682          4,199,629
                                                                             ---------------    ---------------
   Total investments at value..........................................          196,884,743         51,229,968
                                                                             ---------------    ---------------
Foreign currency, at value, (Cost $24,618).............................                   --                 --
 Receivables:
   Investments sold....................................................                   --            104,773
   Fund shares sold....................................................              290,000            357,564
   Dividends and interest..............................................              541,041            110,338
   Dividend reclaims...................................................               85,834                 --
Other assets...........................................................                6,694                821
                                                                             ---------------    ---------------
   Total Assets........................................................          197,808,312         51,803,464
                                                                             ---------------    ---------------
LIABILITIES:
 Payables:
   Custodian...........................................................            1,084,907                 --
   Investments purchased...............................................              118,246          1,822,998
   Fund shares repurchased.............................................               80,833            682,075
   Advisory fees (Note 3)..............................................              157,702             17,684
   Administration fees (Note 4)........................................               23,340              4,748
   Transfer Agent fees (Note 4)........................................                4,475              1,760
   Trustees fees (Note 5)..............................................               12,082              2,850
   Distribution fees (Note 4)..........................................                   --                 --
Accrued expenses and other payables....................................               77,138             70,761
                                                                             ---------------    ---------------
   Total Liabilities...................................................            1,558,723          2,602,876
                                                                             ---------------    ---------------
NET ASSETS.............................................................      $   196,249,589    $    49,200,588
                                                                             ===============    ===============
NET ASSETS CONSIST OF:
Par value..............................................................      $        14,141    $         4,471
Paid-in capital in excess of par value.................................          138,172,213         45,375,389
Accumulated undistributed (distribution in excess of) net investment income          126,771             91,315
Accumulated net realized gain (loss) on investments sold and foreign
  currency transactions                                                              446,424           (470,216)
Net unrealized appreciation on investments and translation of assets and
  liabilities denominated in foreign currency                                     57,490,040         4,199,629
                                                                             ---------------    ---------------
TOTAL NET ASSETS.......................................................      $   196,249,589    $    49,200,588
                                                                             ===============    ===============
DISTRIBUTOR CLASS:
   Net Assets..........................................................      $            --    $            --
   Shares of beneficial interest outstanding (unlimited authorization).                   --                 --
                                                                             ===============    ===============
   Net asset value, offering and redemption price per share
     (Net Assets/Shares Outstanding)                                         $            --    $            --
                                                                             ===============    ===============
INSTITUTIONAL CLASS:
   Net Assets..........................................................      $   196,249,589    $    49,200,588
   Shares of beneficial interest outstanding (unlimited authorization).           14,140,946          4,470,848
                                                                             ===============    ===============
   Net asset value, offering and redemption price per share
     (Net Assets/Shares Outstanding) ..................................      $         13.88    $         11.00
                                                                             ===============    ===============


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     18-19

ATLANTIC WHITEHALL FUNDS TRUST
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED NOVEMBER 30, 2006
--------------------------------------------------------------------------------

                                                                                                  MID-CAP            MULTI-CAP
                                                                                GROWTH            GROWTH           GLOBAL VALUE
                                                                                 FUND              FUND                FUND
                                                                           ---------------   ---------------      ---------------
INVESTMENT INCOME:
   Interest............................................................    $          386$   $            --      $           119
   Dividends...........................................................            775,403           852,810              418,154
   Less: foreign taxes withheld........................................             (5,333)               --              (14,606)
                                                                           ---------------   ---------------      ---------------
   Total investment income.............................................            770,456           852,810              403,667
                                                                           ---------------   ---------------      ---------------
EXPENSES:
   Advisory fees (Note 3)..............................................            543,849           918,902              207,162
   Administration fees (Note 4)........................................             63,083           107,279               35,314
   Distribution fees (Note 4)..........................................             96,681                --                   --
   Custody fees........................................................             27,816            15,383               43,583
   Transfer agent fees (Note 4)........................................             47,685            34,934               15,374
   Registration and filing fees........................................             33,021            18,371               18,371
   Professional fees...................................................             74,007           101,551               29,180
   Printing fees.......................................................             24,647             9,562                2,231
   Trustees fees (Note 5)..............................................             20,429            34,827                7,360
   Amortization of offering costs......................................                 --                --                   --
   Miscellaneous fees..................................................             35,323           101,530               25,719
                                                                           ---------------   ---------------      ---------------
   Total expenses before waivers and reimbursements....................            966,541         1,342,339              384,294
   Less expenses reimbursed............................................           (166,055)          (36,852)             (85,057)
                                                                           ---------------   ---------------      ---------------
   Net expenses........................................................            800,486         1,305,487              299,237
                                                                           ---------------   ---------------      ---------------
 NET INVESTMENT INCOME (LOSS)..........................................            (30,030)         (452,677)             104,430
                                                                           ---------------   ---------------      ---------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain (loss) on investment transactions.................          4,653,920           768,905            1,983,045
   Net realized gain (loss) on  foreign currency transactions..........                 --                --              (17,319)
   Net change in unrealized appreciation (depreciation) on investments.         (3,043,513)        7,834,439            3,767,687
   Net change in unrealized appreciation on translation of assets and
     liabilities denominated in foreign currency                                        --                --                  143
                                                                           ---------------   ---------------      ---------------
 NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.......................          1,610,407         8,603,344            5,733,556
                                                                           ---------------   ---------------      ---------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................    $     1,580,377   $     8,150,667      $     5,837,986
                                                                           ---------------   ---------------      ---------------



                                                                                                  EQUITY
                                                                             INTERNATIONAL        INCOME
                                                                                 FUND              FUND
                                                                            ---------------    ---------------
INVESTMENT INCOME:
   Interest............................................................     $            --    $         4,398
   Dividends...........................................................           6,565,680            723,329
   Less: foreign taxes withheld........................................            (537,462)                --
                                                                            ---------------    ---------------
   Total investment income.............................................           6,028,218            727,727
                                                                            ---------------    ---------------
EXPENSES:
   Advisory fees (Note 3)..............................................           2,168,137            257,815
   Administration fees (Note 4)........................................             208,506             31,803
   Distribution fees (Note 4)..........................................                  --                 --
   Custody fees........................................................             129,017             27,626
   Transfer agent fees (Note 4)........................................              55,369             16,649
   Registration and filing fees........................................              19,154                984
   Professional fees...................................................             190,334             54,833
   Printing fees.......................................................              25,691              6,912
   Trustees fees (Note 5)..............................................              60,253             10,588
   Amortization of offering costs......................................                  --             51,508
   Miscellaneous fees..................................................              42,986             38,570
                                                                            ---------------    ---------------
   Total expenses before waivers and reimbursements....................           2,899,447            497,288
   Less expenses reimbursed............................................             (71,840)          (163,645)
                                                                            ---------------    ---------------
   Net expenses........................................................           2,827,607            333,643
                                                                            ---------------    ---------------
 NET INVESTMENT INCOME (LOSS)..........................................           3,200,611            394,084
                                                                            ---------------    ---------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain (loss) on investment transactions.................          18,945,282           (470,216)
   Net realized gain (loss) on  foreign currency transactions..........             (27,265)                --
   Net change in unrealized appreciation (depreciation) on investments.          23,200,471          4,199,629
   Net change in unrealized appreciation on translation of assets and
     liabilities denominated in foreign currency                                     33,369                 --
                                                                            ---------------    ---------------
 NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.......................          42,151,857          3,729,413
                                                                            ---------------    ---------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................     $    45,352,468    $     4,123,497
                                                                            ---------------    ---------------


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      20-21

ATLANTIC WHITEHALL FUNDS TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                                                                            MID-CAP
                                                                                                            GROWTH
                                                                  GROWTH FUND                                FUND
                                                       -------------------------------------   -------------------------------------
                                                            YEAR ENDED         YEAR ENDED         YEAR ENDED          YEAR ENDED
                                                            NOVEMBER 30,       NOVEMBER 30,       NOVEMBER 30,        NOVEMBER 30,
                                                               2006               2005              2006                 2005
                                                       ------------------  -----------------   ----------------   ------------------
INVESTMENT ACTIVITIES:
 Operations:
   Net investment income (loss).............           $          (30,030) $        (170,730)  $       (452,677)  $        (468,581)
   Net realized gain (loss) on investments and
     foreign currency transactions .........                    4,653,920         11,215,074            768,905            (498,261)
   Net change in unrealized appreciation
     (depreciation) on investments and
     translation of assets and liabilities
     denominated in foreign currency .......                   (3,043,513)        (4,925,397)         7,834,439           8,350,595
                                                       ------------------  -----------------   ----------------   -----------------
Net increase in net assets resulting from
operations .................................                    1,580,377          6,118,947          8,150,667           7,383,753
                                                       ------------------  -----------------   ----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income:
     Institutional Class....................                           --                 --                 --                  --
   From realized gains on investments:
     Distributor Class......................                   (8,893,139)        (6,781,548)                --                  --
     Institutional Class....................                   (5,600,306)        (2,349,349)                --                  --
                                                       ------------------  -----------------   ----------------   -----------------
Total Distributions.........................                  (14,493,445)        (9,130,897)                --                  --
                                                       ------------------  -----------------   ----------------   -----------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued:
     Distributor Class......................                   10,185,522          6,253,287                 --                  --
     Institutional Class....................                    9,268,287          8,244,531         29,097,791          57,642,824
   Dividends reinvested:
     Distributor Class......................                    8,826,072          6,592,895                 --                  --
     Institutional Class....................                    5,586,776          2,345,303                 --                  --
   Cost of shares redeemed:
     Distributor Class......................                  (33,390,018)       (39,563,077)                --                  --
     Institutional Class....................                  (12,454,243)       (26,297,848)       (29,671,501)        (10,999,653)
                                                       ------------------  -----------------   ----------------   -----------------
Change in net assets from capital share
transactions ...............................                  (11,977,604)       (42,424,909)          (573,710)         46,643,171
                                                       ------------------  -----------------   ----------------   -----------------
Net change in net assets....................                  (24,890,672)       (45,436,859)         7,576,957          54,026,924
NET ASSETS:
   Beginning of year........................                   75,625,152        121,062,011        100,384,587          46,357,663
                                                       ------------------  -----------------   ----------------   -----------------
   End of year (including line A)...........           $       50,734,480  $      75,625,152   $    107,961,544   $     100,384,587
                                                       ==================  =================   ================   =================
(A) Undistributed (distributions in excess of)
net investment income ......................           $               --  $              --   $             --   $              --
                                                       ==================  =================   ================   =================
OTHER INFORMATION:
SHARE TRANSACTIONS:
   Distributor Class:
     Issued.................................                      799,360            432,924                 --                  --
     Reinvested.............................                      699,958            453,120                 --                  --
     Redeemed...............................                   (2,547,681)        (2,714,396)                --                  --
   Institutional Class:
     Issued.................................                      715,724            566,706          2,417,677           5,229,973
     Reinvested.............................                      440,789            160,636                 --                  --
     Redeemed...............................                     (966,761)        (1,717,210)        (2,463,000)           (997,137)
                                                       ------------------  -----------------   ----------------   ------------------
Net increase (decrease) in share transactions                    (858,611)        (2,818,220)           (45,323)          4,232,836
                                                       ==================  =================   ================   =================

(a) Atlantic Whitehall Equity Income Fund, Institutional Class, commenced investment operations on December 1, 2005.





                                                                   MULTI-CAP
                                                                  GLOBAL VALUE                            INTERNATIONAL
                                                                     FUND                                      FUND
                                                       --------------------------------------    -----------------------------------
                                                           YEAR ENDED            YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                          NOVEMBER 30,          NOVEMBER 30,       NOVEMBER 30,       NOVEMBER 30,
                                                             2006                  2005               2006                2005
                                                       -----------------  -------------------    ---------------     --------------
INVESTMENT ACTIVITIES:
 Operations:
   Net investment income (loss).............           $         104,430  $            77,240    $     3,200,611     $    2,235,105
   Net realized gain (loss) on investments and
     foreign currency transactions .........                   1,965,726            1,006,323         18,918,017         17,255,848
   Net change in unrealized appreciation
     (depreciation) on investments and
     translation of assets and liabilities
     denominated in foreign currency .......                   3,767,830              589,103         23,233,840         (1,276,259)
                                                       -----------------  -------------------    ---------------     --------------
Net increase in net assets resulting from
operations .................................                   5,837,986            1,672,666         45,352,468         18,214,694
                                                       -----------------  -------------------    ---------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income:
     Institutional Class....................                    (152,915)             (69,905)        (5,010,295)        (1,440,668)
   From realized gains on investments:
     Distributor Class......................                          --                  --                  --                 --
     Institutional Class....................                  (2,526,393)             (25,419)       (35,983,331)        (7,444,796)
                                                       -----------------  -------------------    ---------------     --------------
Total Distributions.........................                  (2,679,308)             (95,324)       (40,993,626)        (8,885,464)
                                                       -----------------  -------------------    ---------------     --------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued:
     Distributor Class......................                          --                   --                 --                 --
     Institutional Class....................                   9,087,866            7,041,585         15,551,804         31,262,045
   Dividends reinvested:
     Distributor Class......................                          --                   --                 --                 --
     Institutional Class....................                   2,549,155               73,795         35,040,383          7,332,422
   Cost of shares redeemed:
     Distributor Class......................                          --                   --                 --                 --
     Institutional Class....................                  (2,956,022)          (8,321,558)       (40,593,728)       (53,501,121)
                                                       -----------------  -------------------    ---------------     --------------
Change in net assets from capital share
transactions ...............................                   8,680,999           (1,206,178)         9,998,459        (14,906,654)
                                                       -----------------  -------------------    ---------------     --------------
Net change in net assets....................                  11,839,677              371,164         14,357,301         (5,577,424)
NET ASSETS:
   Beginning of year........................                  18,918,874           18,547,710        181,892,288        187,469,712
                                                       -----------------  -------------------    ---------------     --------------
   End of year (including line A)...........           $      30,758,551  $        18,918,874    $   196,249,589     $  181,892,288
                                                       =================  ===================    ===============     ==============
(A) Undistributed (distributions in excess of)
net investment income ......................           $          (1,095) $            64,709    $       126,771     $    1,963,708
                                                       =================  ===================    ===============     ==============
OTHER INFORMATION:
SHARE TRANSACTIONS:
   Distributor Class:
     Issued.................................                          --                   --                 --                 --
     Reinvested.............................                          --                   --                 --                 --
     Redeemed...............................                          --                   --                 --                 --
   Institutional Class:
     Issued.................................                     742,453              651,334          1,100,367          2,420,503
     Reinvested.............................                     212,467                6,820          2,636,633            570,173
     Redeemed...............................                    (244,915)            (762,977)        (2,922,654)        (4,069,199)
                                                       -----------------  -------------------    ---------------     --------------
Net increase (decrease) in share transactions                    710,005             (104,823)           814,346         (1,078,523)
                                                       =================  ===================    ===============     ==============




                                                        EQUITY INCOME
                                                            FUND
                                                       --------------
                                                         YEAR ENDED
                                                         NOVEMBER 30,
                                                            2006
                                                       --------------
INVESTMENT ACTIVITIES:
 Operations:
   Net investment income (loss).............           $      394,084
   Net realized gain (loss) on investments and
     foreign currency transactions .........                 (470,216)
   Net change in unrealized appreciation
     (depreciation) on investments and
     translation of assets and liabilities
     denominated in foreign currency .......                4,199,629
                                                       --------------
Net increase in net assets resulting from
operations .................................                4,123,497
                                                       --------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income:
     Institutional Class....................                 (302,769)
   From realized gains on investments:
     Distributor Class......................                       --
     Institutional Class....................                       --
                                                       --------------
Total Distributions.........................                 (302,769)
                                                       --------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued:
     Distributor Class......................                       --
     Institutional Class....................               50,132,943
   Dividends reinvested:
     Distributor Class......................                       --
     Institutional Class....................                  228,575
   Cost of shares redeemed:
     Distributor Class......................                       --
     Institutional Class....................               (4,981,658)
                                                       --------------
Change in net assets from capital share
transactions ...............................               45,379,860
                                                       --------------
Net change in net assets....................               49,200,588
NET ASSETS:
   Beginning of year........................                       --
                                                       --------------
   End of year (including line A)...........           $    4,937,779
                                                       ==============
(A) Undistributed (distributions in excess of)
net investment income ......................           $       91,315
                                                       ==============
OTHER INFORMATION:
SHARE TRANSACTIONS:
   Distributor Class:
     Issued.................................                       --
     Reinvested.............................                       --
     Redeemed...............................                       --
   Institutional Class:
     Issued.................................                4,937,779
     Reinvested.............................                   21,175
     Redeemed...............................                 (488,106)
                                                       --------------
Net increase (decrease) in share transactions               4,470,848
                                                       ==============

(a) Atlantic Whitehall Equity Income Fund, Institutional Class, commenced investment operations on December 1, 2005.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      22-23

ATLANTIC WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                         GROWTH FUND - DISTRIBUTOR CLASS
                                               -------------------------------------------------------------------------------------
                                                                             YEARS ENDED NOVEMBER (30,)
                                               -------------------------------------------------------------------------------------

                                                   2006            2005            2004             2003            2002
                                               ------------    ------------    ------------     ------------    ------------
NET ASSET VALUE,
Beginning of Year............................  $      15.15    $      15.50    $      15.63     $      13.55    $      17.07
                                               ------------    ------------    ------------     ------------    ------------
 Income (loss) from Investment Operations:
   Net investment loss.......................         (0.02)          (0.05)          (0.05)           (0.10)          (0.10)
   Net realized and unrealized gain (loss)
     on investment transactions..............          0.49            1.11           (0.08)            2.18           (3.42)
                                               ------------    ------------    ------------     ------------    ------------
   Total income (loss) from investment
     operations..............................          0.47            1.06           (0.13)            2.08           (3.52)
                                               ------------    ------------    ------------     ------------    ------------
Less Distributions from:
   Realized gains............................         (3.38)          (1.41)             --               --              --
                                               ------------    ------------    ------------     ------------    ------------
   Total Distributions.......................         (3.38)          (1.41)             --               --              --
                                               ------------    ------------    ------------     ------------    ------------
Net change in net asset value per share......         (2.91)          (0.35)          (0.13)            2.08           (3.52)
                                               ------------    ------------    ------------     ------------    ------------
NET ASSET VALUE,
   End of Year...............................  $      12.24    $      15.15    $      15.50     $      15.63    $      13.55
                                               ============    ============    ============     ============    ============

Total Return(a)..............................          3.67%           7.19%          (0.83)%          15.35%         (20.62)%
Ratios/Supplemental Data:
Net Assets at the end of year (in thousands).  $     28,182    $     50,744    $     80,277     $    161,771    $    149,610
Ratios to average net assets:
   Expenses before waivers...................          1.61%           1.50%           1.51%            1.54%           1.52%
   Expenses net of waivers...................          1.35%           1.35%           1.39%            1.39%           1.33%
   Net investment loss (net of waivers)......         (0.15)%         (0.27)%         (0.22)%          (0.70)%         (0.72)%
Portfolio Turnover Rate......................            38%             36%             41%              14%(b)           9%
--------------------------------------------------------------------------

(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions. Total returndoes not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. (b) Portfolio turnover rate excludes the effect of redemptions in kind.~

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       24

ATLANTIC WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                                             GROWTH FUND
                                                                                         INSTITUTIONAL CLASS
                                                               ---------------------------------------------------------------------
                                                                YEAR ENDED      YEAR ENDED       YEAR ENDED     PERIOD ENDED
                                                                NOVEMBER 30,    NOVEMBER 30,     NOVEMBER 30,   NOVEMBER 30,
                                                                   2006             2005             2004          2003(A)
                                                               ------------    ------------     ------------    ------------
 NET ASSET VALUE,
Beginning of Year............................................. $      15.24    $      15.55     $      15.63    $      14.72
                                                               ------------    ------------     ------------    ------------
 Income (loss) from Investment Operations:
   Net investment income (loss)..............................          0.02              --(b)            --(b)        (0.02)
   Net realized and unrealized gain (loss) on
     investment transactions.................................          0.49            1.10            (0.08)           0.93
                                                               ------------    ------------     ------------    ------------
   Total income (loss) from investment operations............          0.51            1.10            (0.08)           0.91
                                                               ------------    ------------     ------------    ------------
 Less Distributions from:
   Realized gains............................................         (3.38)          (1.41)              --              --
                                                               ------------    ------------     ------------    ------------
   Total Distributions.......................................         (3.38)          (1.41)              --              --
                                                               ------------    ------------     ------------    ------------
Net change in net asset value per share......................         (2.87)          (0.31)           (0.08)           0.91
                                                               ------------    ------------     ------------    ------------
 NET ASSET VALUE,
   End of Year...............................................  $      12.37    $      15.24     $      15.55    $      15.63
                                                               ============    ============     ============    ============
Total Return(c)..............................................          3.94%           7.45%           (0.51)%          6.18%(d)
Ratios/Supplemental Data:
Net Assets at the end of year (in thousands).................  $     22,552    $     24,881     $     40,785    $     17,519
Ratios to average net assets:
   Expenses before waivers...................................          1.36%           1.25%            1.26%           1.29%
   Expenses net of waivers...................................          1.10%           1.10%            1.14%           1.14%
   Net investment income (loss) (net of waivers).............          0.10%          (0.02)%           0.03%          (0.56)%
Portfolio Turnover Rate......................................            38%             36%              41%             14%(e)
--------------------------------------------------------------------------

(a) Atlantic Whitehall Growth Fund, Institutional Class commenced investment operations on August 20, 2003.
(b)  Represents less than $0.005 per share.
(c) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.
(d)  Not Annualized.
(e)  Portfolio turnover rate excludes the effect of redemptions in kind.


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       25

ATLANTIC WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                                           MID-CAP
                                                                                         GROWTH FUND
                                                                                     INSTITUTIONAL CLASS
                                                                      ------------------------------------------------
                                                                         YEAR ENDED       YEAR ENDED    PERIOD ENDED
                                                                        NOVEMBER 30,     NOVEMBER 30,    NOVEMBER 30
                                                                            2006             2005          2004(A)
                                                                       ------------     ------------    ------------

NET ASSET VALUE,
Beginning of Year....................................................  $      11.69     $      10.65    $      10.00
                                                                       ------------     ------------    ------------
 Income from Investment Operations:
   Net investment loss...............................................         (0.05)           (0.05)          (0.05)
   Net realized and unrealized gain on investment transactions.......          1.00             1.09            0.70
                                                                       ------------     ------------    ------------
   Total income from investment operations...........................          0.95             1.04            0.65
                                                                       ------------     ------------    ------------
Net change in net asset value per share..............................          0.95             1.04            0.65
                                                                       ------------     ------------    ------------
 NET ASSET VALUE,
   End of Year.......................................................  $      12.64     $      11.69    $      10.65
                                                                       ============     ============    ============
Total Return(b)......................................................          8.13%            9.77%           6.50%(c)
Ratios/Supplemental Data:
Net Assets at the end of year (in thousands).........................  $    107,962     $    100,385    $     46,358
Ratios to average net assets:
   Expenses before waivers...........................................          1.24%            1.23%           1.30%
   Expenses net of waivers...........................................          1.21%            1.23%           1.30%
   Net investment loss (net of waivers)..............................         (0.42)%          (0.67)%         (0.81)%
Portfolio Turnover Rate..............................................            30%              25%             18%(c)
--------------------------------------------------------------------------

(a) Atlantic Whitehall Mid-Cap Growth Fund, Institutional Class commenced investment operations on March 1, 2004.
(b) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.
(c)  Not Annualized.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



                                                                                      MULTI-CAP GLOBAL
                                                                                         VALUE FUND
                                                                                     INSTITUTIONAL CLASS
                                                                      ------------------------------------------------
                                                                         YEAR ENDED       YEAR ENDED    PERIOD ENDED
                                                                        NOVEMBER 30,     NOVEMBER 30,    NOVEMBER 30
                                                                            2006             2005          2004(A)
                                                                       ------------     ------------    ------------

NET ASSET VALUE,
Beginning of Year....................................................  $      11.27     $      10.40    $      10.00
                                                                       ------------     ------------    ------------
 Income from Investment Operations:
   Net investment income.............................................          0.05             0.05            0.04
   Net realized and unrealized gain on investment and foreign
     currency transactions...........................................          2.92             0.87            0.36
                                                                       ------------     ------------    ------------
   Total income from investment operations...........................          2.97             0.92            0.40
                                                                       ------------     ------------    ------------
 Less Distributions from:
   Net investment income.............................................         (0.08)           (0.04)             --
   Realized gains....................................................         (1.28)           (0.01)             --
                                                                       ------------     ------------    ------------
   Total Distributions...............................................         (1.36)           (0.05)             --
                                                                       ------------     ------------    ------------
Net change in net asset value per share                                        1.61             0.87            0.40
                                                                       ------------     ------------    ------------
 NET ASSET VALUE,
   End of Year.......................................................  $      12.88     $      11.27    $      10.40
                                                                       ============     ============    ============
Total Return(b)......................................................         27.78%            8.91%           4.00%(c)
Ratios/Supplemental Data:
Net Assets at the end of year (in thousands).........................  $     30,759     $     18,919    $     18,548
Ratios to average net assets:
   Expenses before waivers...........................................          1.67%            1.64%           1.54%
   Expenses net of waivers...........................................          1.30%            1.30%           1.30%
   Net investment income (net of waivers)............................          0.45%            0.39%           0.49%
Portfolio Turnover Rate..............................................            59%              59%             76%(c)
--------------------------------------------------------------------------

(a) Atlantic Whitehall Multi-Cap Global Value Fund, Institutional Class commenced investment operations on March 1, 2004.
(b) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.
(c)  Not Annualized.


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       27

ATLANTIC WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                          INTERNATIONAL FUND
                                                                                         INSTITUTIONAL CLASS
                                                               ---------------------------------------------------------------------
                                                                YEAR ENDED      YEAR ENDED       YEAR ENDED     PERIOD ENDED
                                                                NOVEMBER 30,    NOVEMBER 30,     NOVEMBER 30,   NOVEMBER 30,
                                                                   2006             2005             2004          2003(A)
                                                               ------------    ------------     ------------    ------------
 NET ASSET VALUE,
Beginning of Year............................................  $      13.65    $      13.01     $      10.55    $      10.00
                                                               ------------    ------------     ------------    ------------
 Income from Investment Operations:
   Net investment income.....................................          0.24            0.17             0.11            0.01
   Net realized and unrealized gain on investment and
     foreign currency transactions...........................          3.12            1.09             2.40            0.54
                                                               ------------    ------------     ------------    ------------
   Total income from investment operations...................          3.36            1.26             2.51            0.55
                                                               ------------    ------------     ------------    ------------
 Less Distributions from:
   Net investment income.....................................         (0.38)          (0.10)              --              --
   Realized gains............................................         (2.75)          (0.52)           (0.05)             --
                                                               ------------    ------------     ------------    ------------
   Total Distributions.......................................         (3.13)          (0.62)           (0.05)             --
                                                               ------------    ------------     ------------    ------------
   Net change in net asset value per share...................          0.23            0.64             2.46            0.55
                                                               ------------    ------------     ------------    ------------
 NET ASSET VALUE,
   End of Year...............................................  $      13.88    $      13.65     $      13.01    $      10.55
                                                               ============    ============     ============    ============
Total Return(b)..............................................         27.06%           9.96%           23.88%           5.50%(c)
Ratios/Supplemental Data:
Net Assets at the end of year (in thousands).................  $    196,250    $    181,892     $    187,470    $    157,864
Ratios to average net assets:
Expenses before waivers......................................          1.54%           1.53%            1.60%           1.50%
Expenses net of waivers......................................          1.50%           1.53%            1.60%           1.50%
Net investment income (net of waivers).......................          1.70%           1.16%            0.94%           0.26%
Portfolio Turnover Rate......................................            17%             34%              37%             12%(c)
--------------------------------------------------------------------------

(a) Atlantic Whitehall International Fund, Institutional Class commenced investment operations on September 5, 2003.
(b) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.
(c)  Not Annualized.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       28

ATLANTIC WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  EQUITY
                                                                  INCOME
                                                                   FUND
                                                               INSTITUTIONAL
                                                                   CLASS
                                                               ------------
                                                                 YEAR ENDED
                                                                NOVEMBER 30,
                                                                  2006(A)
                                                               ------------
NET ASSET VALUE,
Beginning of Year............................................  $      10.00
                                                               ------------
 Income from Investment Operations:
   Net investment income.....................................          0.08
   Net realized and unrealized gain on
     investment transactions.................................          0.99
                                                               ------------
   Total gain from investment operations.....................          1.07
                                                               ------------
 Less Distributions from:
   Net investment income.....................................         (0.07)
                                                               ------------
   Total Distributions.......................................         (0.07)
                                                               ------------
Net change in net asset value per share......................          1.00
                                                               ------------
 NET ASSET VALUE,
   End of Year...............................................  $      11.00
                                                               ============
Total Return(b)..............................................         10.87%
Ratios/Supplemental Data:
Net Assets at the end of year (in thousands).................  $     49,201
Ratios to average net assets:
   Expenses before waivers...................................          1.64%
   Expenses net of waivers...................................          1.10%
   Net investment income (net of waivers)....................          1.32%
Portfolio Turnover Rate......................................            43%
--------------------------------------------------------------------------
(a) Atlantic Whitehall Equity Income Fund, Institutional class commenced investment operations on December 1, 2005.
(b) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions. Total return does not affect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED NOVEMBER 30, 2006
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION. Atlantic Whitehall Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company. The Trust consists of five separate investment portfolios: Growth Fund, Mid-Cap Growth Fund, Multi-Cap Global Value Fund, International Fund and Equity Income Fund (individually, a "Fund," and collectively, the "Funds"). Growth Fund is authorized to issue two classes of shares (Distributor Class and Institutional Class) and Mid-Cap Growth Fund, Multi-Cap Global Value Fund, International Fund and Equity Income Fund are each authorized to issue one class of shares (Institutional Class). Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions. At the May 2006 Board meeting, the Board of Trustees approved the dissolution of the Short-Term Municipal Bond Fund, which never commenced operations. These financial statements include the Trust's active portfolios: Growth Fund, Mid-Cap Growth Fund, Multi-Cap Global Value Fund, International Fund and Equity Income Fund.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Funds in the preparation of the financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         (A) PORTFOLIO VALUATIONS: Securities are valued using market quotations. Securities listed on an exchange are valued on the basis of the last sale price or NASDAQ official closing price ("NOCP"), when appropriate. If the last sale price or NOCP is not reported, the current bid price is used. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by or under the general supervision of the Board of Trustees. A Fund will use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value such that a market quotation is not "readily available." The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or the latest bid price but before a Fund calculates its net asset value that materially affects the value of the security. The Funds use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a market quotation is readily available and, if not, what fair value to assign to the security. To determine the appropriate valuation method, the following factors that may be considered include, but are not limited to the following: (a) the fundamental analytical data relating to the investment; (b) the nature and duration of restrictions on disposition of the securities; (c) the evaluation of the forces which influence the market in which the securities are purchased; and (d) any other relevant factors. With respect to fair value of securities traded on foreign markets, the following factors may also be relevant: (a) value of foreign securities traded on foreign markets; (b) American Depository Receipts ("ADR") trading; (c) closed-end fund trading; (d) foreign currency exchange activity; and (e) trading of financial products that are tied to baskets of foreign securities. In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair value assigned to a particular security is what ultimately might be realized in a disposition of the security. Investments in Money Market Funds are valued at their net asset value as reported by the underlying fund.

         Multi-Cap Global Value Fund and International Fund may review U.S. market moves after the close of foreign markets to assist with the decision whether to substitute fair values for foreign security market prices. When fair values are substituted for foreign security market prices, fair values are obtained from an independent service provider that applies a multi-factor methodology, which uses factors such as ADRs, sector indices and futures, to each foreign portfolio security reviewed as part of this process.

         Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars.

         To the extent a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day.

         (B) REPURCHASE AGREEMENTS: The Funds may invest in securities subject to repurchase agreements with any bank or registered broker-dealer who, in the opinion of the Trustees, present a minimum risk of bankruptcy. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. Stein Roe Investment Counsel, Inc. (the "Adviser"), will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the security always equals or exceeds the repurchase price. If the seller should default on its obligation to repurchase the securities, a Fund may experience a decrease in value, from the securities, problems in exercising its rights to the underlying securities and costs and time delays in connection with the disposition of securities. The Funds have no repurchase agreements outstanding at November 30, 2006.

ATLANTIC WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED NOVEMBER 30, 2006 (CONTINUED)
--------------------------------------------------------------------------------

         (C) SECURITIES TRANSACTIONS AND RELATED INCOME: The Funds record security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income and dividend reclaims are recognized on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recognized as soon as the Fund is informed of the ex-dividend date. Realized gains and losses from security transactions are recorded on an identified cost basis. Investment income and realized and unrealized gains and losses are allocated to the separate classes of shares based upon the relative net assets of each class.

         (D) EXPENSES: The Trust accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund, while general Trust expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis. In addition, non-class specific expenses are allocated to each class of shares based on the relative net assets of each class. Class specific expenses are allocated directly to the appropriate class and relate to distribution fees.

         (E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends and distributions to shareholders are recorded on the ex-dividend date.
         Growth Fund, Mid-Cap Growth Fund, Multi-Cap Global Value Fund, International Fund and Equity Income Fund may declare and pay dividends from net investment income annually. Net realized gains on portfolio securities, if any, are distributed at least annually by each Fund. However, to the extent net realized capital gains can be offset by capital loss carryovers, such gains will not be distributed. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

         Permanent differences between book and tax basis reporting for the 2006 fiscal year have been identified and reclassified as indicated below. These reclassifications have no impact on net assets.


                                                                NET INCREASE (DECREASE)
                                            ------------------------------------------------------------
                                                ACCUMULATED          ACCUMULATED
                                             UNDISTRIBUTED NET       NET REALIZED
         FUND                                 INVESTMENT INCOME       GAIN/(LOSS)         PAID IN CAPITAL
         Growth Fund .................          $     30,030        $    (30,030)         $          --
         Mid-Cap Growth Fund..........               452,677                  --               (452,677)
         Multi-Cap Global Value Fund..               (17,319)             15,190                  2,129
         International Fund...........               (27,265)             27,265                     --

         The tax character of distributions paid during fiscal 2006 and 2005 were as follows:

                                           DISTRIBUTIONS PAID IN 2006                 DISTRIBUTIONS PAID IN 2005
                                            ORDINARY         LONG-TERM                  ORDINARY       LONG-TERM
         FUND                                 INCOME*      CAPITAL GAINS                 INCOME*     CAPITAL GAINS
         Growth Fund..................     $   344,635    $ 14,148,810               $         --     $  9,130,897
         Multi-Cap Global Value Fund..         967,575       1,711,733                     85,746            9,578
         International Fund...........       6,864,763      34,128,863                  7,724,766        1,160,698
         Equity Income Fund...........         302,769              --                         --               --

         As of November 30, 2006, the components of distributable earnings on a tax basis were as follows:

                                            ACCUMULATED     UNDISTRIBUTED
                                              CAPITAL         ORDINARY        UNDISTRIBUTED     UNREALIZED
         FUND                            AND OTHER LOSSES      INCOME*       LONG-TERM GAIN    APPRECIATION
         Growth Fund .................  $          --      $    7,650       $   1,018,210      $   7,231,261
         Mid-Cap Growth Fund..........       (322,431)             --                  --         19,882,168
         Multi-Cap Global Value Fund..         (6,446)        209,673               3,017          5,190,952
         International Fund...........         (9,220)        135,991             551,818         57,384,042
         Equity Income Fund...........       (419,574)         91,379                  --          4,150,222

         *For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

         Book/tax differences are primarily attributable to wash sales.

ATLANTIC WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED NOVEMBER 30, 2006 (CONTINUED)
--------------------------------------------------------------------------------

         (F) FEDERAL INCOME TAXES: It is the Funds' policy to continue to comply with the applicable requirements of Subchapter M of the Internal Revenue Code and to distribute in a timely manner all of their net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

         (G) FOREIGN CURRENCY: Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using a current 4:00 PM Eastern Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

         (H) FORWARD FOREIGN CURRENCY TRANSACTIONS: Forward foreign exchange contracts are used to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. A Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Funds have no forward foreign currency transactions outstanding at November 30, 2006.

         (I) FOREIGN SECURITIES: Investing in the securities of issuers in any foreign country, including ADRs, involves special risks and considerations not typically associated with investing in U.S. companies. These include, but are not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation (including potentially confiscatory levels of taxation), auditing and other financial practices. Emerging market securities typically present even greater exposure to these same risks. Stock markets in emerging market countries also tend to be much more volatile than the U.S. stock market due to their relative immaturity and periods of instability.

         (J) COMMITMENTS AND CONTINGENCIES: In the normal course of business, the Trust enters into contracts on behalf of the Funds that contain a variety of provisions for general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on experience, the Funds believe the risk of loss is remote.

         (K)  RECENTLY  ISSUED  ACCOUNTING  STANDARDS:  On July  13,  2006,  the
         Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN
         48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

         In September 2006, FASB issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of November 30, 2006, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statements of operations for a fiscal period.

ATLANTIC WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED NOVEMBER 30, 2006 (CONTINUED)
--------------------------------------------------------------------------------

NOTE 3 -- ADVISORY FEES. Stein Roe Investment Counsel, Inc. (the "Adviser"), an affiliate of AMVESCAP PLC ("AMVESCAP"), provides investment advisory services to the Funds.

Pursuant to the terms of the Investment Advisory Agreements, the Adviser is entitled to a fee that is calculated daily and paid monthly based on the average daily net assets of each Fund, at the annual rate of 0.85% for Growth Fund, Mid-Cap Growth Fund and Equity Income Fund; 0.90% for Multi-Cap Global Value Fund and 1.15% for International Fund. Effective December 1, 2005, the Adviser contractually agreed to waive its advisory fee and/or reimburse expenses through March 31, 2007 to the extent necessary to maintain net expenses for each class of each Fund, as follows:

                               CONTRACTUAL EXPENSE LIMITATIONS
FUND                       DISTRIBUTOR CLASS     INSTITUTIONAL CLASS
Growth Fund                       1.35%                  1.10%
Mid-Cap Growth Fund                N/A                   1.30%
Multi-Cap Global Value Fund        N/A                   1.30%
International Fund                 N/A                   1.50%
Equity Income Fund                 N/A                   1.10%

This resulted in the Adviser waiving $166,055, $36,852, $85,057, $71,840 and $163,645 in advisory fees for Growth Fund, Mid-Cap Growth, Multi-Cap Global Value Fund, International Fund and Equity Income Fund, respectively, for the year ended November 30, 2006. Any waivers and/or reimbursements made by the Adviser related to the year ended November 30, 2006 with respect to a Fund are subject to recoupment from the Fund until November 30, 2007, provided that the Fund is able to pay the Adviser and remain in compliance with the foregoing expense limitations. The Adviser received advisory fees, net of waivers, of $377,794, $882,050, $122,105, $2,096,297 and $94,170 for Growth Fund, Mid-Cap
Growth Fund, Multi-Cap Global Value Fund, International Fund and Equity Income Fund, respectively, for the year ended November 30, 2006.

AIM Funds Management, Inc. ("AIM") serves as sub-adviser to Multi-Cap Global Value Fund. INVESCO Global Asset Management (N.A.) ("IGAM") serves as sub-adviser to International Fund. AIM and IGAM are subsidiaries of AMVESCAP. The sub-advisers provide advisory services, including portfolio management, to the Funds, subject to the review of the Board of Trustees and the overall supervision of the Adviser. AIM and IGAM are entitled to receive from the Adviser a fee based on the average daily net assets of Multi- Cap Global Value Fund and International Fund at the annual rate of 0.35% and 0.45%, respectively.

NOTE 4 -- ADMINISTRATION, TRANSFER AGENT AND DISTRIBUTION FEES. The Trust and PFPC Inc. ("PFPC") have entered into an administration agreement under which PFPC ("Administrator") provides services for a fee, computed daily and paid monthly, at the annual rate of 0.08% of average daily net assets of each Fund up to $500 million; 0.06% of average daily net assets of each Fund in excess $500 million up to $1 billion; and 0.05% of average daily net assets of each Fund in excess of $1 billion. In addition, the Administrator also provides certain fund accounting and administration services, fees for which are included in the administration fees on the Statement of Operations. The Administrator also serves as transfer agent for the Funds pursuant to a Transfer Agency and Services Agreement with the Trust effective March 1, 1998. PFPC Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of PFPC, serves as the distributor of the Funds. The Trust has adopted a Rule 12b-1 Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Distributor Class of Growth Fund. The Distributor may be paid a fee of up to 0.25% of the average daily net assets of the Distributor Class of the Fund. The Distributor serves as the exclusive distributor of the shares of the Growth Fund pursuant to the Plan.

NOTE 5 -- TRUSTEE COMPENSATION. The Trust pays each nonaffiliated Trustee an annual retainer of $14,000 ($16,000 for the Audit Chairman and $18,000 for the Meeting Chairman), a fee of $1,500 for each Board of Trustees meeting attended and $1,500 for each Board of Trustees committee meeting attended. Also, the Audit Committee Chairman and the Nominating Committee Chairman each receive an additional $500 for each committee meeting attended. Prior to January 26, 2005, the Trust paid each nonaffiliated Trustee an annual retainer of $12,000 ($14,000 for the Chairman), a fee of $1,200 for each Board of Trustees meeting attended and $1,200 for each Board of Trustees committee meeting attended. Also, the Audit Committee Chairman and the Nominating Committee Chairman each received an additional $500 for each committee meeting attended. The Trust also reimburses expenses incurred by each nonaffiliated Trustee in attending such meetings. Trustees who are affiliated receive no compensation from the Trust.

ATLANTIC WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED NOVEMBER 30, 2006 (CONTINUED)
--------------------------------------------------------------------------------

NOTE 6 -- SECURITIES TRANSACTIONS. For the year ended November 30, 2006, the cost of purchases and the proceeds from sales of the Funds' portfolio securities (excluding short-term investments) amounted to the following:

                                                   PURCHASES                                   SALES
FUND                                 U.S. GOVERNMENT           OTHER            U.S. GOVERNMENT          OTHER

Growth Fund.....................     $          --        $ 24,142,395          $          --        $  50,732,443
Mid-Cap Growth Fund.............                --          31,755,792                     --           33,628,052
Multi-Cap Global Value Fund.....                --          16,522,419                     --           13,047,711
International Fund..............                --          31,734,872                     --           58,653,799
Equity Income Fund..............                --          58,450,233                     --           13,636,352

The aggregate gross unrealized appreciation and depreciation, net unrealized appreciation (depreciation) and cost for all securities as computed on a federal income tax basis, at November 30, 2006 for each Fund is as follows:

                                         GROSS                 GROSS            APPRECIATION/
FUND                                  APPRECIATION         DEPRECIATION         (DEPRECIATION)            COST
Growth Fund.....................      $  7,784,040         $    (552,778)       $   7,231,262       $   43,546,760
Mid-Cap Growth Fund.............        22,261,851            (2,379,683)          19,882,168           85,290,325
Multi-Cap Global Value Fund.....         5,191,914                  (962)           5,190,952           25,477,057
International Fund..............        58,367,202              (996,914)          57,370,288          139,514,455
Equity Income Fund..............         4,407,503              (257,281)           4,150,222           47,079,746

NOTE 7 -- CAPITAL SHARES TRANSACTIONS. The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each. Transactions in shares of the Funds are shown in the Statements of Changes in Net Assets.

NOTE 8 -- CAPITAL LOSS CARRYOVERS. During the fiscal year, Mid-Cap Growth Fund utilized capital loss carryforwards of $764,118. At November 30, 2006, Mid-Cap Growth Fund and Equity Income Fund had the following capital loss carryovers:

FUND                               CAPITAL LOSS CARRYOVER     EXPIRATION DATE
Mid-Cap Growth Fund                    $   322,431                  2013
Equity Income Fund                         419,574                  2014

NOTE 9 -- POST OCTOBER LOSSES. Under current laws, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended November 30, 2006, the following Funds intend to elect to defer net realized capital losses or net realized currency losses incurred from November 1, 2006 through November 30, 2006:

FUND                                      CAPITAL LOSSES      CURRENCY LOSSES
Multi-Cap Global Value Fund            $        --            $    6,446
International Fund                              --                 9,220

NOTE 10 - SUBSEQUENT EVENT. At meetings on May 3, 2006 and July 26, 2006, the Board of Trustees of Atlantic Whitehall Funds Trust considered and approved certain tax-free exchanges (the "Reorganizations") that will have the effect of transferring the assets and liabilities of various common trust funds ("CTFs") for which Atlantic Trust Company, N.A. ("Atlantic Trust Company"), an affiliate of the Adviser, serves as trustee and adviser into the Funds. The Reorganizations occurred on December 1, 2006. A list of each of the CTFs and the Funds into which the CTF assets were transferred is set forth below.

                                                                                                         PURCHASE         SHARES
CTF FUND                                               ATLANTIC WHITEHALL  FUND                           AMOUNT          ISSUED

Atlantic Trust Large-Cap Fund                          Atlantic Whitehall Growth Fund,
                                                       Institutional Class                           $  70,066,095       5,691,803
Atlantic Trust Mid-Cap Growth Fund                     Atlantic Whitehall Mid-Cap Growth Fund,
                                                       Institutional Class                             390,628,674      31,076,267
Atlantic Trust Equity Income Fund                      Atlantic Whitehall Equity Income Fund,
                                                       Institutional Class                             225,322,530      20,502,505
Atlantic Trust Retirement Growth Fund                  Atlantic Whitehall Growth Fund,
                                                       Institutional Class                               2,875,047         233,554
Atlantic Trust Retirement Mid-Cap Growth Fund          Atlantic Whitehall Mid-Cap Growth Fund,
                                                       Institutional Class                              10,711,909         852,181
Atlantic Trust Retirement Equity Income Fund           Atlantic Whitehall Equity Income Fund,
                                                       Institutional Class                               7,312,161         665,347
Atlantic Trust Multi-Cap Global Value Fund             Atlantic Whitehall Multi-Cap Global ValueFund,
                                                       Institutional Class                              38,129,931       2,962,699
Atlantic Trust Retirement Multi-Cap Global Value Fund  Atlantic Whitehall Multi-Cap Global ValueFund,
                                                       Institutional Class                               7,148,361         555,428

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Trustees of Atlantic Whitehall Funds Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Atlantic Whitehall Funds Trust (comprising, respectively, Atlantic Whitehall Growth Fund, Atlantic Whitehall Mid-Cap Growth Fund, Atlantic Whitehall Multi-Cap Global Value Fund, Atlantic Whitehall International Fund, and Atlantic Whitehall Equity Income Fund) (the "Funds") as of November 30, 2006, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2006, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Atlantic Whitehall Funds Trust at November 30, 2006, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.


/S/ ERNST & YOUNG LLP
New York, New York
January 25, 2007

ATLANTIC WHITEHALL FUNDS TRUST
ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION. During the year ended November 30, 2006, the following Funds declared long-term capital gains distributions:

FUND                                          AMOUNT
Growth Fund                               $   14,148,810
Multi-Cap Global Value Fund                    1,711,733
International Fund                            34,128,863

The percentages of the income dividends qualifying for the dividends received deduction available to corporates for the Multi-Cap Global Value Fund and Equity Income Fund are 19.71% and 100%, respectively.

For the fiscal year ended November 30, 2006, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the income earned by the following funds, the corresponding percentages represent the amount of income which may qualify for the 15% dividend income tax rate:

FUND                                        PERCENTAGE
Multi-Cap Global Value Fund                     80.14%
International Fund                             100.00%
Equity Income Fund                             100.00%

Complete information will be computed and reported in conjunction with your 2006 Form 1099-DIV.

FORM N-Q: The Trust files complete Portfolio of Investments for the Funds with the Securities and Exchange Commission (the "SEC") for the Trust's first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available on the SEC's website at www.sec.gov and are available for review and copying at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

PROXY VOTING: Atlantic Whitehall Fund Trust's Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Trust's Statement of Additional Information, which is available (i) upon request, without charge, by calling 1-800-994-2533;
(ii) on Atlantic Whitehall Fund Trust's website at www.atlanticwhitehallfunds.com; and (iii) on the SEC's website at www.sec.gov. Atlantic Whitehall Fund Trust's Proxy Voting Record for the most recent twelve-month period ended June 30 is available (i) upon request, without charge, by calling 1-800-994-2533 and (ii) on the SEC's website at www.sec.gov.

RENEWAL OF INVESTMENT ADVISORY AGREEMENT AND SUBADVISORY AGREEMENTS: Section 15(c) of the 1940 Act generally requires that each fund's board of trustees, including a majority of trustees who are not "interested persons" of the fund, as defined in the 1940 Act, annually review and approve the fund's investment advisory agreements.

At a meeting held on October 25, 2006, the Board of Trustees considered the renewal of certain of the Trust's investment advisory and subadvisory agreements (collectively, the "Agreements"). In preparing for the meeting, the Board of
Trustees had requested and received information from the Adviser, AIM and IGAM (together with AIM, the "Subadvisers") to assist them in this process, including comparative expense information for other investment companies with similar investment objectives to the Funds. The Board of Trustees received information about the Adviser and Subadvisers, as well as information about distribution and administrative arrangements for the Trust. In considering the approval of the Agreements, the Board of Trustees also took into account information previously provided to the Board of Trustees, including reports on compliance and shareholder services. Prior to the meeting, the Chairman of the Board of Trustees discussed with representatives of the Adviser the information that would be provided by the Adviser. The Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees"), met in executive session to review the information that had been provided at the meeting. Throughout this process, the Independent Trustees were advised by independent legal counsel. In reaching their decisions to approve the Agreements, the Independent Trustees, and the Board of Trustees as a whole, considered the following factors and reached the conclusions described below.

The Board of Trustees examined the nature, extent and quality of the services that the Adviser provides to the Trust. The Board of Trustees received a description of the advisory and other services provided to the Trust by the Adviser. The Board of Trustees evaluated the Adviser's experience in serving as manager of the Trust, noting that the Adviser serves a variety of other investment advisory clients, including other pooled investment vehicles and has experience overseeing and monitoring the Subadvisers. The Board of Trustees considered the benefit to shareholders of investing in a fund complex that is part of a larger organization that provides wealth management for individuals and families and asset management services to foundations and endowments. The Board of Trustees noted that shareholders of the Trust were often clients of Atlantic Trust Company and received financial, investment and estate planning advice from Atlantic Trust Company. The Board of Trustees also considered the Adviser's experience in providing investment advisory services and the fact that the Adviser and its affiliates in the Atlantic Trust Private Wealth Management Division collectively manage approximately $17 billion in assets as of September 30, 2006. The Board of Trustees further considered the experience level and tenure of the Adviser's portfolio management team. The Board of Trustees observed that the scope of services provided by the Adviser had expanded over time as a result of regulatory and other developments, including maintaining its own and the Trust's expanded compliance programs. Based

ATLANTIC WHITEHALL FUNDS TRUST
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

upon this and other information, the Board of Trustees determined that the Adviser has the experience, resources and personnel to perform its obligations under the investment advisory agreement.

The Board of Trustees also examined the nature, extent and quality of the services that the Subadvisers provided to the Multi-Cap Global Value Fund and the International Fund. The Board of Trustees received a description of the investment advisory services provided to each Fund, which included the purchase and sale of securities and related trading operations. The Board of Trustees considered the expertise of the portfolio managers and research staff, and each firm's investment style and process. The Board of Trustees also considered the level of assistance and diligence provided by each Subadviser with respect to market support, compliance and other matters. Based on these considerations, the Board of Trustees concluded that each of the Funds benefited from the nature, extent and quality of these services as a result of the Subadvisers' experience, personnel, operations and resources.

The Board of Trustees received reports prepared by the Adviser which compared the advisory fees paid by the Funds to fees paid by other funds with a similar investment style, asset level and distribution channel (the "Competitive Universe"), as well as funds that may no longer meet those characteristics but were included in the Funds' Competitive Universe during the prior year. The Board of Trustees compared the fees charged by Atlantic Trust Company for private client services it provides as trustee to the fees charged to the Funds for investment advisory and administrative services. The Board of Trustees also received and considered an analysis of the profitability of the relationship between the Adviser and Subadvisers and the Trust. The Board of Trustees reviewed the profitability of each Fund on a stand alone basis and the overall profitability of the Adviser and Subadvisers. In addition, the Board of Trustees received information with respect to the Adviser's and Subadvisers' allocation methodologies used in preparing the profitability data. The Board of Trustees determined that the Adviser's and Subadvisers' profitability was not excessive given the nature, extent and quality of the services provided to the Trust.

The Board of Trustees considered the Reorganizations which would have the effect of transferring the assets and liabilities of various CTFs for which Atlantic Trust Company serves as trustee and adviser into the Funds. The Adviser reported to the Board of Trustees that if the Reorganizations were successfully completed, the Reorganizations would significantly increase Fund assets and, over time, would help reduce expense ratios. The Board of Trustees considered whether there would be a potential for the realization of any other economies of scale and concluded that any other potential economies of scale are being shared between shareholders and the Adviser in an appropriate manner. The Board of Trustees considered the relative advantages and disadvantages of an advisory fee with breakpoints versus a flat advisory fee accompanied by advisory fee waivers and/or expense reimbursements and concluded that the fee arrangements for the Trust were appropriate given the expected size and structure of the Funds. The Board of Trustees determined, however, that going forward the fee waiver/expense reimbursement arrangement with respect to each Fund whose Agreement was up for renewal should no longer contain a provision permitting the Adviser to recoup fees waived and/or expenses reimbursed in the future. In addition, the Board of Trustees also considered the following factors for each of the following Funds:

GROWTH FUND: The Board of Trustees reviewed and considered performance information of the Fund compared to the Competitive Universe over the one-, three- and five-year period ended August 31, 2006. The Board of Trustees also reviewed and considered performance information of the Fund compared to the Lipper Large Cap Growth Index over the one-, three and five-year period ended September 30, 2006. The Board of Trustees noted that the Fund had outperformed the Lipper Large Cap Growth Index during the one-year period ended September 30, 2006 but had underperformed the same Index during the three-year period ended September 30, 2006. The Board of Trustees was cognizant of the fact that growth funds had underperformed the market in general over the past few years and expected the Fund to benefit once the asset class returned to favor. The Board of Trustees also considered that Ned Zimmerman, Barry Hilliard and Chuck Jones were added to the Fund's portfolio management team effective September 2006, and that decision making responsibility for the Fund's portfolio investments was now with Messrs. Zimmerman and Cosentino rather than a broader research committee. Based on these considerations, the Board of Trustees concluded that it would continue to carefully monitor the performance of the Fund over the coming year.

The Board of Trustees reviewed comparative fee information for the Fund and funds within the Competitive Universe. The Board of Trustees considered that, although the Fund's net advisory fee and net total operating expenses were at or above the median, they were within the range of the median of the Competitive Universe. The Board of Trustees noted that the Adviser had contractually agreed to waive and/or reimburse its advisory fee to maintain the Fund's expenses at a competitive level and had waived and/or reimbursed fees for the past three years. Based on these considerations, the Board of Trustees concluded that the advisory fee was reasonable.

MID-CAP GROWTH FUND: The Board of Trustees reviewed and considered performance information of the Fund compared to its Competitive Universe over the one-year period ended August 31, 2006. The Board of Trustees also reviewed and considered performance information of the Fund compared to the Lipper Mid Cap Growth Index over the one-year period ended September 30, 2006. The Board of Trustees noted that the Fund had underperformed the Lipper Mid Cap Growth Index during the one-year period ended September 30, 2006. Because the Fund had commenced operations on March 1, 2004, the Board of Trustees also received and considered performance information for a composite managed by the Adviser utilizing the same investment strategy and personnel as the Fund. The Board of Trustees noted that the composite's long-term performance appeared to be favorable. Based on these considerations, the Board of Trustees concluded that it would continue to monitor the performance of the Fund over the coming year.

The Board of Trustees reviewed comparative fee information for the Fund and funds within the Competitive Universe. The Board of

ATLANTIC WHITEHALL FUNDS TRUST
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

Trustees noted that while the net advisory fee and net total operating expenses were slightly above the median, they were within the range of the median of the Competitive Universe. The Board of Trustees considered that as the Fund's assets grow the Fund's net total operating expenses would trend lower. The Board of Trustees also noted that the Adviser had contractually agreed to waive and/or reimburse its advisory fee to limit the Fund's expenses. Based on these considerations, the Board of Trustees concluded that the advisory fee was reasonable.

MULTI-CAP GLOBAL VALUE FUND: The Board of Trustees reviewed and considered performance information of the Fund compared to its Competitive Universe over the one-year period ended August 31, 2006. The Board of Trustees also reviewed and considered performance information of the Fund compared to the Lipper Global Index over the one-year period ended September 30, 2006. The Board of Trustees noted that the Fund had outperformed the Lipper Global Index during the one-year period ended September 30, 2006. Because the Fund had commenced operations on March 1, 2004, the Board of Trustees also received and considered performance information for a composite managed by AIM utilizing the same investment strategy and personnel as the Fund. The Board of Trustees noted that the historical performance of the composite appeared to be favorable. Based on these considerations, the Board of Trustees concluded that it would continue to monitor the performance of the Fund over the coming year.

The Board of Trustees reviewed comparative fee information for the Fund and funds within the Competitive Universe. The Board of Trustees noted that the Fund's net advisory fee was below the median and that its net total operating expenses were within the range of the median of the Competitive Universe. The Board of Trustees considered that the Fund pays a fee to the Adviser and that in turn, the Adviser rather than the Fund pays a fee to AIM. The Board of Trustees also noted that the Adviser had contractually agreed to waive and/or reimburse its advisory fee to limit the Fund's expenses. Based on these considerations, the Board of Trustees concluded that the advisory fee was reasonable.

INTERNATIONAL FUND: The Board of Trustees reviewed and considered performance information of the Fund compared to its Competitive Universe over the one- and three-year period ended August 31, 2006. The Board of Trustees also reviewed and considered performance information of the Fund compared to the Lipper International Equity Funds Index over the one- and three-year period ended September 30, 2006. The Board of Trustees noted that the Fund had outperformed the Lipper International Equity Funds Index during the one-year period ended September 30, 2006 but had slightly underperformed the same Index during three-year period ended September 30, 2006. The Board of Trustees also received and considered performance information of a composite managed by IGAM utilizing the same investment strategy and personnel as the Fund. The Board of Trustees noted that the composite's long-term performance appeared to be favorable. Based on these considerations, the Board of Trustees concluded that it would continue to monitor the performance of the Fund over the coming year.

The Board of Trustees reviewed comparative fee information for the Fund and funds within the Competitive Universe. The Board of Trustees noted that the although the Fund's advisory fee and net total operating expenses were above the median, they were within the range of the median of the Competitive Universe. The Board of Trustees considered that the Fund pays a fee to the Adviser and that in turn, the Adviser rather than the Fund pays a fee to IGAM. The Board of Trustees also noted that the Adviser had contractually agreed to waive and/or reimburse its advisory fee to limit the Fund's expenses. Based on these considerations, the Board of Trustees concluded that the advisory fee was reasonable.

Based upon its review of these various factors, among others, the Board of Trustees concluded that it is in the best interests of the Funds and their shareholders to renew the Agreements with the Adviser and Subadvisers. In reaching this decision, the Board of Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.

EQUITY INCOME FUND: On October 26, 2005, the Board of Trustees considered and approved the investment advisory agreement between the Trust, on behalf of the Equity Income Fund, and the Adviser for an initial two-year term. As a result,
Section 15(c) of the 1940 Act does not require the Board of Trustees to reconsider and re-approve such investment advisory agreement on behalf of the Equity Income Fund until 2007 when it is scheduled for renewal.

DISCLOSURE OF FUND EXPENSES: We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. This table illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the past six month period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

ATLANTIC WHITEHALL FUNDS TRUST
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expense shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher.

                                     BEGINNING       ENDING
                                      ACCOUNT       ACCOUNT                      EXPENSES
                                       VALUE         VALUE        EXPENSE       PAID DURING
                                     06/01/06       11/30/06      RATIO(1)       PERIOD(2)
                                   ------------   ------------  ------------   ------------

GROWTH FUND
ACTUAL FUND RETURN
Distributor Class ...............      $1,000       $1,078.40         1.35%        $7.03
   Institutional Class ........         1,000        1,079.40         1.10%         5.73

HYPOTHETICAL 5% RETURN
Distributor Class ...............      $1,000       $1,018.30         1.35%        $6.83
   Institutional Class ..........       1,000        1,019.55         1.10%         5.57

MID-CAP GROWTH FUND
ACTUAL FUND RETURN
   Institutional Class ..........      $1,000       $1,069.40         1.26%        $6.54

HYPOTHETICAL 5% RETURN
   Institutional Class ..........      $1,000       $1,018.75         1.26%        $6.38

MULTI-CAP GLOBAL VALUE FUND
ACTUAL FUND RETURN
   Institutional Class ..........      $1,000       $1,149.00         1.30%        $7.00

HYPOTHETICAL 5% RETURN
   Institutional Class...........      $1,000       $1,018.55         1.30%        $6.58

INTERNATIONAL FUND
ACTUAL FUND RETURN
   Institutional Class...........      $1,000       $1,100.90         1.50%        $7.90

HYPOTHETICAL 5% RETURN
   Institutional Class...........      $1,000       $1,017.55         1.50%        $7.59

EQUITY INCOME FUND
ACTUAL FUND RETURN
   Institutional Class...........      $1,000       $1,112.10         1.10%        $5.82

HYPOTHETICAL 5% RETURN
   Institutional Class .........       $1,000       $1,019.50         1.10%        $5.57

(1)  Annualized, based on the Fund's most recent fiscal half-year expenses.
(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

ATLANTIC WHITEHALL FUNDS TRUST
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


TRUSTEES AND EXECUTIVE OFFICERS

Information pertaining to the Trustees and executive officers* of Atlantic Whitehall Funds Trust is set forth below. The statement of additional information (SAI) includes additional information about the Funds' Trustees and is available without charge, upon request, by calling (800) 994-2533.



                                                                                             NUMBER OF
                                                                                            PORTFOLIOS IN
                                           TERM OF OFFICE                                   FUND COMPLEX
NAME, ADDRESS            POSITION(S)        AND LENGTH OF    PRINCIPAL OCCUPATION(S)         OVERSEEN       OTHER DIRECTORSHIPS
AND AGE               HELD WITH TRUST       TIME SERVED(1)   DURING PAST FIVE               BY TRUSTEE      HELD BY TRUSTEE(2)

INDEPENDENT TRUSTEES

Pierre de St. Phalle     Trustee and        Trustee since    Managing Director/Consultant for   Five     Independent Director, Aetos
50 Rockefeller Plaza   Chairman of the     September 2000;   Promontory Financial Group, since           Capital Alternative
15th Floor            Board of Trustees    Chairman since    March 2005; Independent Investor            Investment Fund (5 funds).
New York, NY 10020                          January 2004     and Consultant, since December 2003.
(58)                                                         Managing Director and Chief Legal
                                                             Officer of iForemation Group and
                                                             successor company, from October
                                                             2000 to December 2003.

John R. Preston            Trustee              Since        Vice President of Finance &        Five     Independent director of
50 Rockefeller Plaza                        February 2003    Administration for Southern Wine            Cinram International, Inc.,
15th Floor                                                   & Spirits, from January 2004 to             from July 2003 to present
New York, NY 10020                                           present; Chief Financial Officer and        (a company listed on the
(60)                                                         Executive Vice President of Ripplewood      Toronto Stock Exchange).
                                                             Holdings LLC (Private Equity)
                                                             (2003-2004); Senior Vice President of
                                                             Vivendi Universal (2001 - 2002); Senior
                                                             Vice President, Treasury and Strategic
                                                             Planning from 1997 to 2000 of The
                                                             Seagram Company Ltd., where he
                                                             worked from 1981-2001.

Susan V. Machtiger         Trustee         Since June 2001   Independent Marketing Consultant   Five               None
50 Rockefeller Plaza                                         from  October  1999 to  present;
New York,  NY 10020                                          Trustee of Bronxville  School Board,
15th Floor                                                   from July 2001 to July 2004;
(49)                                                         Senior Partner and
                                                             Worldwide  Strategic Planning
                                                             Director of J. Walter Thompson, a
                                                             full service, global advertising and
                                                             communications agency, from July
                                                             1995 to September 1999.

Tracy L. Nixon             Trustee         Since June 2001   President and Chief Executive      Five               None
50 Rockefeller Plaza                                         Officer of King Cross Corporation,
15th Floor                                                   a small business consultancy,
New York, NY 10020                                           from May 2000 to present.
(44)



                                                                                             NUMBER OF
                                                                                            PORTFOLIOS IN
                                           TERM OF OFFICE                                   FUND COMPLEX
NAME, ADDRESS            POSITION(S)        AND LENGTH OF    PRINCIPAL OCCUPATION(S)         OVERSEEN       OTHER DIRECTORSHIPS
AND AGE               HELD WITH TRUST       TIME SERVED(1)   DURING PAST FIVE               BY TRUSTEE      HELD BY TRUSTEE(2)
INTERESTED TRUSTEE

Jeffrey S. Thomas          Trustee           Trustee and     Chief Investment Officer           Five               N/A
100 Federal Street      and President      President, since  of Atlantic Trust Company,
37th Floor                                  January 2006     N.A. ("Atlantic Trust"), from October
Boston, MA 02110                                             1986 to present; Co-Portfolio
(55)                                                         Manager of Atlantic Trust
                                                             Large-Cap Growth Fund and
                                                             Atlantic Whitehall Growth Fund.

EXECUTIVE OFFICERS

Robert Saccone              Vice                Since        Senior Vice President of Product    N/A               N/A
50 Rockefeller Plaza      President         February 2003    Development and Product
15th Floor              and Assistant                        Management of Atlantic Trust
New York, NY 10020        Treasurer                          investment offerings since
(47)                                                         February 2003; Formerly,
                                                             Managing Director of
                                                             Whitehall Asset Management
                                                             from 1995-2003.

Kenneth Kozanda         Treasurer and           Since        Chief Financial Officer and Senior  N/A               N/A
50 Rockefeller Plaza   Chief Financial        May 2006       Managing Director of Atlantic Trust
15th Floor                 Officer                           Private Wealth Management Division
New York, NY 10020                                           since March 2004; Formerly, Chief
(50)                                                         Financial and Operating Officer and
                                                             Senior Vice President of Stein Roe
                                                             Investment Counsel LLC from
                                                             January 2001 to February 2004.

Gabrielle Bailey        Secretary and      Secretary since   Counsel of Atlantic Trust since     N/A               N/A
50  Rockefeller Plaza       Chief           May 2006 and     March 2003; Formerly Associate
15th Floor              Legal Officer        Chief Legal     Officer  with Alston & Bird LLP from
New York, NY 10020                         since July 2004   August 2000 to March 2003.
(34)

Gregory Campbell      Chief Compliance    Chief Compliance   Senior Vice President, General      N/A               N/A
50 Rockefeller Plaza     Officer and        Officer since    Counsel and Chief Compliance
15th Floor                Assistant         January 2005     and Officer of Atlantic Trust Stein Roe
New York, NY 10020        Secretary      Assistant Secretary Investment Counsel since January
(46)                                       since May 2006    2005; Vice President and Counsel of
                                                             Atlantic Trust Stein Roe Investment
                                                             Counsel from May 2004 to January
                                                             2005; Compliance Attorney with
                                                             William Blair & Company, L.L.C. from
                                                             June 1996 to May 2004.

* The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.
1 Each Trustee holds office during the lifetime of the Trust or until he/she resigns or is removed from office in the manner provided by law or until his/her successor is duly chosen and qualified. The Trustees adopted a retirement policy providing for mandatory retirement as a Trustee of the Trust and from any and all committees on which he/she serves upon reaching the age of seventy-two years of age. The executive officers each hold office until their successors are chosen and qualified.
2 Includes all directorships of publicly held companies and all trusteeships. If the individual serves as a trustee/director for an investment company, the number of portfolios is indicated if there are more than two.

                       THIS PAGE LEFT INTENTIONALLY BLANK

                       THIS PAGE LEFT INTENTIONALLY BLANK

--------------------------------------------------------------------------------











     ATLANTIC WHITEHALL FUNDS TRUST

     An investment in shares of the Trust is neither insured nor guaranteed by the FDIC or the U.S. Government. Shares of the Trust are not deposits or obligations of, or guaranteed or endorsed by, Atlantic Trust Group, Inc. its subsidiaries or affiliates, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency, and may involve investment risk, including the possible loss of principal.

     The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The views contained herein are subject to change at any time based on market and other conditions.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

ATLANTIC WHITEHALL
FUNDS TRUST


BOARD OF TRUSTEES

Pierre de St. Phalle, Chairman*

Susan V. Machtiger, Trustee*

Tracy L. Nixon, Trustee*

John R. Preston, Trustee*

Jeffrey S. Thomas, Trustee

-----------------------------

OFFICERS

Jeffrey S. Thomas, President & Chief
                   Executive Officer

Robert B. Saccone, Vice President & Assistant Treasurer

Kenneth Kozanda, Treasurer & Chief Financial Officer

Gabrielle Bailey, Secretary & Chief Legal Officer

Gregory Campbell, Chief Compliance Officer & Assistant Secretary

*    Non Affiliated Trustee



INVESTMENT ADVISOR
Stein Roe Investment Counsel, Inc.
1330 Avenue of the Americas
30th Floor
New York, NY 10019

ADMINISTRATOR
PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
State Street Bank and Trust Company
150 Newport Avenue
North Quincy, MA 02171

COUNSEL
Dechert LLP
1775 IStreet, NW
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM
Ernst & Young LLP
5 Times Square
New York, NY 10036

                            ATLANTIC WHITEHALL FUNDS
           50 Rockefeller Plaza, 15th Floor o New York, NY 10020-1605
                  800 994 2533 o www.atlanticwhitehallfunds.com

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.


     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that John Preston is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent" as defined by this Item 3.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $115,900 for 2006 and $81,000 for 2005.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
         (a) of this Item are $0 for 2006 and $0 for 2005.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $10,500 for 2006 and $22,750 for 2005.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2006 and $0 for 2005.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pursuant to the registrants' Audit Committee Charter ("Charter"), the Audit Committee is responsible for approving in advance the firm to be employed as the registrant's independent auditor ("Auditor"). In addition, the Charter provides that the Audit Committee is responsible for approving, prior to appointment, the engagement of the Auditor to provide non-audit services to the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides services to the registrant, provided those non-audit services relate directly to the operations and financial reporting of the registrant. In determining whether to pre-approve non-audit services, the Audit Committee considers whether such services are consistent with the independent auditor's independence.


  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c)  100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $487,880 for 2006 and $491,130 for 2005.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications pursuant  to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant  to Rule  30a-2(b) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) ATLANTIC WHITEHALL FUNDS TRUST

By (Signature and Title)*  /S/ JEFFREY S. THOMAS
                         -------------------------------------------------------
                           Jeffrey S. Thomas, Chief Executive Officer
                           (principal executive officer)

Date              FEBRUARY 6, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JEFFREY S. THOMAS
                         -------------------------------------------------------
                           Jeffrey S. Thomas, Chief Executive Officer
                           (principal executive officer)

Date              FEBRUARY 6, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ KENNETH KOZANDA
                         -------------------------------------------------------
                           Kenneth Kozanda, Chief Financial Officer
                           (principal financial officer)

Date              FEBRUARY 6, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.